                                [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002
































                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-2413-6/02

                                [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VLI Separate Account-3.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                         /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 38. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 34, provide further disclosures about the variable account and its underlying contract provisions.

-------------------------------------------------------------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                  (UNAUDITED)


ASSETS:
   Investments at fair value:

      American Century VP - Balanced Fund-Class I (ACVPBal)
                53,311 shares (cost $389,900)..........................................................            $  321,464

      American Century VP - Capital Appreciation Fund-Class I (ACVPCapAp)
                13,829 shares (cost $173,893)..........................................................                93,208

      American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
                7,037 shares (cost $52,788)............................................................                40,392

      American Century VP - International Fund-Class I (ACVPInt)
                10,226 shares (cost $97,093)...........................................................                63,914

      American Century VP - Ultra Fund-Class I (ACVPUltra)
                15 shares (cost $134)..................................................................                   129

      American Century VP - Value Fund-Class I (ACVPVal)
                18,401 shares (cost $129,290)..........................................................               123,839

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                1,391 shares (cost $24,569)............................................................                11,614

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
                3,783 shares (cost $47,805)............................................................                31,059

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
                5,984 shares (cost $136,032)...........................................................                65,649

      Dreyfus Stock Index Fund (DryStkIx)
                19,499 shares (cost $662,054)..........................................................               493,123

      Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
                2,055 shares (cost $76,039)............................................................                65,645

      Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)
                1,424 shares (cost $32,358)............................................................                26,066

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                18,160 shares (cost $431,258)..........................................................               372,640

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
                29,985 shares (cost $1,438,676)........................................................               812,000

      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
                8,584 shares (cost $82,209)............................................................                47,042

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
                3,828 shares (cost $75,340)............................................................                51,405



                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                3,685 shares (cost $58,015)............................................................                47,166

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
                32,353 shares (cost $759,264)..........................................................               640,904

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
                739 shares (cost $14,169)..............................................................                 9,613

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                225 shares (cost $2,041)...............................................................                 1,962

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
                159,751 shares (cost $1,829,359).......................................................             1,894,648

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                337,103 shares (cost $5,674,252).......................................................             2,946,282

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                198 shares (cost $2,048)...............................................................                 1,852

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
                3,763 shares (cost $37,742)............................................................                35,599

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                792,348 shares (cost $792,348).........................................................               792,348

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                46 shares (cost $513)..................................................................                   498

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                26,367 shares (cost $273,795)..........................................................               233,878

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                11,146 shares (cost $241,165)..........................................................               198,727

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                1,249,733 shares (cost $16,346,318)....................................................            11,585,026

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
                111,569 shares (cost $1,532,932).......................................................               933,831

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                15,163 shares (cost $341,592)..........................................................               140,258

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
                1,956 shares (cost $29,498)............................................................                25,274

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                402 shares (cost $5,245)...............................................................                 5,260

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
                7,401 shares (cost $127,983)...........................................................               100,288

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                1,288 shares (cost $13,924)............................................................                13,675


      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                8,918 shares (cost $409,350)...........................................................                262,278

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                9,059 shares (cost $254,499)...........................................................                191,152

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
                3,329 shares (cost $51,239)............................................................                 45,473

      Strong Opportunity Fund II, Inc. (StOpp2)
                8,309 shares (cost $185,713)...........................................................                137,104

      Strong VIF - Strong Discovery Fund II (StDisc2)
                3,291 shares (cost $36,974)............................................................                 32,420

      Strong VIF - Strong International Stock Fund II (StIntStk2)
                2,045 shares (cost $27,717)............................................................                 13,906

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
                6,831 shares (cost $252,236)...........................................................                150,961

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                747 shares (cost $7,482)...............................................................                  7,725

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                4,508 shares (cost $54,223)............................................................                 39,133

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                1,331 shares (cost $15,482)............................................................                 15,431

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                1,797 shares (cost $12,808)............................................................                 12,491

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
                5,683 shares (cost $67,306)............................................................                 75,810
                                                                                                                   -----------
                      Total Investments................................................................             23,210,162
   Accounts Receivable.................................................................................                 -
                                                                                                                   -----------
                      Total Assets.....................................................................             23,210,162
ACCOUNTS PAYABLE.......................................................................................                    522
                                                                                                                   -----------
CONTRACT OWNERS' EQUITY................................................................................           $ 23,209,640
                                                                                                                  ============










See accompanying notes to financial statements.
-------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                  TOTAL                               ACVPAdv
                                              ------------------------------------------     ---------------------------
                                                 2002              2001            2000      2002       2001       2000
                                              -----------       ----------        -------    -----      ----      ------

INVESTMENT ACTIVITY:
   Reinvested dividends ....................  $   153,062          181,828        195,032      --         --       13,064
   Mortality and expense risk charges
      (note 3) .............................      (97,835)        (111,509)      (138,769)     --         --       (1,910)
                                              -----------       ----------     ----------    -----      -----     -------
      Net investment income ................       55,227           70,319         56,263      --         --       11,154
                                              -----------       ----------     ----------    -----      -----     -------

   Proceeds from mutual funds shares sold...      888,059        1,953,951      4,610,615      --         --       53,397
   Cost of mutual fund shares sold .........   (1,026,372)      (1,959,845)    (2,899,632)     --         --      (52,490)
                                              -----------       ----------     ----------    -----      -----     -------
      Realized gain (loss) on investments ..     (138,313)          (5,894)     1,710,983      --         --          907
   Change in unrealized gain (loss)
      on investments .......................   (2,026,733)      (3,756,707)    (1,651,792)     --         --      (76,247)
                                              -----------       ----------     ----------    -----      -----     -------
      Net gain (loss) on investments .......   (2,165,046)      (3,762,601)        59,191      --         --      (75,340)
                                              -----------       ----------     ----------    -----      -----     -------
   Reinvested capital gains ................       21,412          794,939        665,048      --         --       81,440
                                              -----------       ----------     ----------    -----      -----     -------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ..........................  $(2,088,407)      (2,897,343)       780,502      --        --        17,254
                                              ===========       ==========      =========    =====      ====      =======


                                                                  ACVPBal
                                                -------------------------------------
                                                  2002             2001          2000
                                                 -------          ------         -----

INVESTMENT ACTIVITY:
   Reinvested dividends ....................        8,844          10,218          512
   Mortality and expense risk charges
      (note 3) .............................       (1,333)         (1,452)         (81)
                                                  -------         -------        -----
      Net investment income ................        7,511           8,766          431
                                                  -------         -------        -----

   Proceeds from mutual funds shares sold...       15,751          22,604          371
   Cost of mutual fund shares sold .........      (18,688)        (25,893)        (349)
                                                  -------         -------        -----
      Realized gain (loss) on investments ..       (2,937)         (3,289)          22
   Change in unrealized gain (loss)
      on investments .......................      (27,160)        (26,109)        (613)
                                                  -------         -------        -----
      Net gain (loss) on investments .......      (30,097)        (29,398)        (591)
                                                  -------         -------        -----
   Reinvested capital gains ................         --            12,130          323
                                                  -------         -------        -----
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ..........................      (22,586)         (8,502)         163
                                                  =======          ======        =====




                                                                 ACVPCapAp                                  ACVPIncGr
                                                  -------------------------------------       -------------------------------------
                                                    2002          2001           2000          2002         2001           2000
                                                  --------       -------        ------        ------       ------         ------

INVESTMENT ACTIVITY:
   Reinvested dividends ....................      $     --            --            --           430          415            149
   Mortality and expense risk charges
      (note 3)..............................          (401)         (562)         (696)         (172)        (196)          (113)
                                                  --------       -------        ------        ------       ------         ------
      Net investment income ................          (401)         (562)         (696)          258          219             36

   Proceeds from mutual funds shares sold...         5,833        47,360        17,037         2,413        4,412          1,807
   Cost of mutual fund shares sold .........       (11,888)      (50,542)      (10,118)       (2,618)      (4,383)        (1,554)
                                                  --------       -------        ------        ------       ------         ------
      Realized gain (loss) on investments ..        (6,055)       (3,182)        6,919          (205)          29            253
   Change in unrealized gain (loss)
      on investments .......................        (4,336)      (72,568)       11,892        (4,760)      (2,444)        (1,338)
                                                  --------       -------        ------        ------       ------         ------
      Net gain (loss) on investments .......       (10,391)      (75,750)       18,811        (4,965)      (2,415)        (1,085)
                                                  --------       -------        ------        ------       ------         ------
   Reinvested capital gains ................          --          48,834         5,238           --           --             --
                                                  --------       -------        ------        ------       ------         ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      $(10,792)      (27,478)       23,353        (4,707)      (2,196)        (1,049)
                                                  ========       =======        ======        ======       ======         ======


                                                                       ACVPInt
                                                       -----------------------------------
                                                         2002          2001          2000
                                                        ------       -------        ------

INVESTMENT ACTIVITY:
   Reinvested dividends .......................            450            63            62
   Mortality and expense risk charges
      (note 3)..............................              (247)         (311)         (243)
                                                        ------       -------        ------
      Net investment income ................               203          (248)         (181)
                                                        ------       -------        ------

   Proceeds from mutual funds shares sold...             1,645        20,132        22,536
   Cost of mutual fund shares sold .........            (3,021)      (25,104)      (14,581)
                                                        ------       -------        ------
      Realized gain (loss) on investments ..            (1,376)       (4,972)        7,955
   Change in unrealized gain (loss)
      on investments .......................            (1,969)      (19,676)      (13,311)
                                                        ------       -------        ------
      Net gain (loss) on investments .......            (3,345)      (24,648)       (5,356)
                                                        ------       -------        ------
   Reinvested capital gains ................               --          6,925           923
                                                        ------       -------        ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................            (3,142)      (17,971)       (4,614)
                                                        ======       =======        ======




NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                         ACVPUltra                               ACVPVal
                                                ------------------------       -------------------------------------------
                                                2002     2001      2000        2002               2001              2000
                                                -----    -----    -----       -------            ------             -----

INVESTMENT ACTIVITY:
   Reinvested dividends ....................    $  --      --       --           907               684                99
   Mortality and expense risk charges
      (note 3) .............................       --      --       --          (454)             (240)              (30)
                                                -----    -----    -----       -------            ------             -----
      Net investment income ................       --      --       --           453               444                69
                                                -----    -----    -----       -------            ------             -----

   Proceeds from mutual funds shares sold...        1      --       --         2,947             9,177                31
   Cost of mutual fund shares sold .........       (1)     --       --        (2,901)           (9,632)              (41)
                                                -----    -----    -----       -------            ------             -----
      Realized gain (loss) on investments...       --      --       --            46              (455)              (10)
   Change in unrealized gain (loss)
      on investments .......................       (4)     --       --       (12,011)            3,422              (643)
                                                -----    -----    -----       -------            ------             -----
      Net gain (loss) on investments .......       (4)     --       --       (11,965)            2,967              (653)
                                                -----    -----    -----       -------            ------             -----
   Reinvested capital gains ................       --       --       --         5,868              --                 253
                                                -----    -----    -----       -------            ------             -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    $  (4)     --       --        (5,644)            3,411              (331)
                                                =====    =====    =====       =======            ======             =====


                                                                      CSGPVen
                                                    ------------------------------------------
                                                     2002             2001               2000
                                                   -------           -------             -----

INVESTMENT ACTIVITY:
   Reinvested dividends ....................         --                 --                --
   Mortality and expense risk charges
      (note 3) .............................          (48)              (59)              (24)
                                                   -------           -------             -----
      Net investment income ................          (48)              (59)              (24)
                                                   -------           -------             -----

   Proceeds from mutual funds shares sold...          157               875               102
   Cost of mutual fund shares sold .........         (403)             (926)              (52)
                                                   -------           -------             -----
      Realized gain (loss) on investments...         (246)              (51)               50
   Change in unrealized gain (loss)
      on investments .......................       (1,602)           (3,260)             (819)
                                                   -------           -------             -----
      Net gain (loss) on investments .......       (1,848)           (3,311)             (769)
                                                   -------           -------             -----
   Reinvested capital gains ................          --                 --                 --
                                                   -------           -------             -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       (1,896)           (3,370)             (793)
                                                   =======           =======             =====



                                                                  CSIntEq                                   CSSmCapGr
                                                   --------------------------------------       ----------------------------------
                                                     2002           2001            2000          2002         2001         2000
                                                   -------         ------          ------       -------       -------      -------

INVESTMENT ACTIVITY:
   Reinvested dividends ......................     $   --             --              --            --           --           --
   Mortality and expense risk charges
      (note 3) ...............................        (120)          (132)           (187)         (307)        (344)        (601)
                                                   -------         ------          ------       -------       -------      -------
      Net investment income ..................        (120)          (132)           (187)         (307)        (344)        (601)
                                                   -------         ------          ------       -------       -------      -------

   Proceeds from mutual funds shares sold.....       1,945            919           9,824         6,470        20,361       17,716
   Cost of mutual fund shares sold ...........      (2,395)          (998)         (8,178)      (14,520)      (33,946)      (9,068)
                                                   -------         ------          ------       -------       -------      -------
      Realized gain (loss) on investments ....        (450)           (79)          1,646        (8,050)      (13,585)       8,648
   Change in unrealized gain (loss)
      on investments .........................        (124)        (5,660)         (6,837)      (10,540)        2,099      (23,122)
                                                   -------         ------          ------       -------       -------      -------
      Net gain (loss) on investments .........        (574)        (5,739)         (5,191)      (18,590)      (11,486)     (14,474)
                                                   -------         ------          ------       -------       -------      -------
   Reinvested capital gains ..................         --             --              --           --           --            --
                                                   -------         ------          ------       -------       -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................     $  (694)        (5,871)         (5,378)      (18,897)      (11,830)     (15,075)
                                                   =======         ======          ======       =======       =======      =======

                                                                      DryStkix
                                                          ----------------------------------
                                                           2002         2001          2000
                                                          -------      -------       -------

INVESTMENT ACTIVITY:
   Reinvested dividends ......................              3,293        3,025        3,627
   Mortality and expense risk charges
      (note 3) ...............................             (2,125)      (2,407)      (2,979)
                                                          -------      -------       -------
      Net investment income ..................              1,168          618          648
                                                          -------      -------       -------

   Proceeds from mutual funds shares sold.....             30,642       55,034       70,981
   Cost of mutual fund shares sold ...........            (31,005)     (44,522)     (36,654)
                                                          -------      -------       -------
      Realized gain (loss) on investments ....               (363)      10,512       34,327
   Change in unrealized gain (loss)
      on investments .........................            (77,856)     (63,637)     (38,262)
                                                          -------      -------       -------
      Net gain (loss) on investments .........            (78,219)     (53,125)      (3,935)
                                                          -------      -------       -------
   Reinvested capital gains ..................               --            108          854
                                                          -------      -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................            (77,051)     (52,399)      (2,433)
                                                          =======      =======       =======



                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                 DryVIFApp                                 DryVIFGrinc
                                                   ------------------------------------        ------------------------------
                                                     2002           2001          2000          2002           2001      2000
                                                   --------        ------        ------        ------          ----      ----

INVESTMENT ACTIVITY:
   Reinvested dividends ......................     $      4             7             3            72            37        44
   Mortality and expense risk charges
      (note 3) ...............................         (243)         (204)         (534)         (114)          (65)      (58)
                                                   --------        ------        ------        ------          ----       ---
      Net investment income ..................         (239)         (197)         (531)          (42)          (28)      (14)
                                                   --------        ------        ------        ------          ----       ---

   Proceeds from mutual funds shares sold.....          830         3,945       190,021           664           216        54
   Cost of mutual fund shares sold............         (942)       (3,958)     (157,662)         (698)         (197)      (45)
                                                   --------        ------        ------        ------          ----       ---
      Realized gain (loss) on investments.....         (112)          (13)       32,359           (34)           19         9
   Change in unrealized gain (loss)
      on investments .........................       (5,865)       (3,382)      (34,700)       (4,717)         (282)      (68)
                                                   --------        ------        ------        ------          ----       ---
      Net gain (loss) on investments..........       (5,977)       (3,395)       (2,341)       (4,751)         (263)      (59)
                                                   --------        ------        ------        ------          ----       ---
   Reinvested capital gains ..................         --            --            --            --             184         4
                                                   --------        ------        ------        ------          ----       ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................     $ (6,216)       (3,592)       (2,872)       (4,793)         (107)      (69)
                                                   ========        ======        ======        ======          ====       ===


                                                                        FidVIPEI
                                                         -----------------------------------
                                                          2002           2001         2000
                                                         -------        ------       -------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................             5,749         6,683         6,475
   Mortality and expense risk charges
      (note 3) ...............................            (1,457)       (1,576)       (1,483)
                                                         -------        ------       -------
      Net investment income ..................             4,292         5,107         4,992
                                                         -------        ------       -------

   Proceeds from mutual funds shares sold.....            21,596        20,708        36,605
   Cost of mutual fund shares sold............           (19,630)      (17,422)      (34,120)
                                                         -------        ------       -------
      Realized gain (loss) on investments.....             1,966         3,286         2,485
   Change in unrealized gain (loss)
      on investments .........................           (39,394)      (32,522)      (44,200)
                                                         -------        ------       -------
      Net gain (loss) on investments..........           (37,428)      (29,236)      (41,715)
                                                         -------        ------       -------
   Reinvested capital gains ..................             7,826        18,777        24,393
                                                         -------        ------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .......................           (25,310)       (5,352)      (12,330)
                                                         =======        ======       =======




                                                                 FidVIPGr                                   FidVIPHI
                                                 ---------------------------------------       -----------------------------------
                                                    2002           2001           2000          2002          2001           2000
                                                 ---------       --------       --------       ------        ------         ------

INVESTMENT ACTIVITY:
   Reinvested dividends ....................     $   2,129          1,027          1,289        5,382         7,222          6,989
   Mortality and expense risk charges
      (note 3) .............................        (3,747)        (5,137)        (5,862)        (197)         (240)          (387)
                                                 ---------       --------       --------       ------        ------         ------
      Net investment income ................        (1,618)        (4,110)        (4,573)       5,185         6,982          6,602
                                                 ---------       --------       --------       ------        ------         ------

   Proceeds from mutual funds shares sold ..        36,248        254,791        217,090        3,904         1,810         31,761
   Cost of mutual fund shares sold .........       (50,062)      (259,637)      (119,123)      (7,347)       (2,962)       (39,861)
                                                 ---------       --------       --------       ------        ------         ------
      Realized gain (loss) on investments ..       (13,814)        (4,846)        97,967       (3,443)       (1,152)        (8,100)
   Change in unrealized gain (loss)
      on investments .......................      (182,697)      (253,270)      (160,589)      (4,089)      (10,431)        (4,456)
                                                 ---------       --------       --------       ------        ------         ------
      Net gain (loss) on investments .......      (196,511)      (258,116)       (62,622)      (7,532)      (11,583)       (12,556)
                                                 ---------       --------       --------       ------        ------         ------
   Reinvested capital gains ................          --           96,517        128,304         --            --             --
                                                 ---------       --------       --------       ------        ------         ------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ......................     $(198,129)      (165,709)        61,109       (2,347)       (4,601)        (5,954)
                                                 =========       ========         ======       ======        ======         ======





                                                                  FidVIPOv
                                                     ------------------------------------
                                                      2002           2001           2000
                                                     ------         ------        -------

INVESTMENT ACTIVITY:
   Reinvested dividends ....................            291          2,135           630
   Mortality and expense risk charges
      (note 3) .............................           (163)          (176)         (202)
                                                     ------         ------       -------
      Net investment income ................            128          1,959           428
                                                     ------         ------       -------

   Proceeds from mutual funds shares sold ..          2,658            500        60,683
   Cost of mutual fund shares sold .........         (5,294)          (778)      (51,469)
                                                     ------         ------       -------
      Realized gain (loss) on investments ..         (2,636)          (278)        9,214
   Change in unrealized gain (loss)
      on investments .......................          1,025        (10,696)      (15,571)
                                                     ------         ------        -------
      Net gain (loss) on investments .......         (1,611)       (10,974)       (6,357)
                                                     ------         ------       -------
   Reinvested capital gains ................           --            3,374         3,964
                                                     ------         ------       -------
         Net increase (decrease) in contract
           owners' equity resulting from
           operations ......................         (1,483)        (5,641)       (1,965)
                                                     ======         ======        ======



NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)



                                                                FidVIPAM                                 FidVIPCon
                                                  -----------------------------------       -----------------------------------
                                                    2002          2001          2000         2002          2001          2000
                                                  -------        ------        ------       -------       -------       -------

INVESTMENT ACTIVITY:
   Reinvested dividends ....................     $  2,906         3,486         3,033         5,264         5,437         2,466
   Mortality and expense risk charges
      (note 3) .............................         (258)         (336)         (374)       (2,591)       (2,729)       (3,006)
                                                  -------        ------        ------       -------       -------       -------
      Net investment income ................        2,648         3,150         2,659         2,673         2,708          (540)
                                                  -------        ------        ------       -------       -------       -------

   Proceeds from mutual funds shares sold ..       37,607         2,171         4,120        28,501        60,998        20,536
   Cost of mutual fund shares sold .........      (44,499)       (2,248)       (3,845)      (22,700)      (51,224)      (12,805)
                                                  -------        ------        ------       -------       -------       -------
      Realized gain (loss) on investments ..       (6,892)          (77)          275         5,801         9,774         7,731
   Change in unrealized gain (loss)
      on investments .......................         (761)       (7,805)      (11,115)      (15,684)     (112,241)     (109,410)
                                                  -------        ------        ------       -------       -------       -------
      Net gain (loss) on investments .......       (7,653)       (7,882)      (10,840)       (9,883)     (102,467)     (101,679)
                                                  -------        ------        ------       -------       -------       -------
   Reinvested capital gains ................         --           1,307         7,145          --          19,190        89,503
                                                  -------        ------        ------       -------       -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................     $ (5,005)       (3,425)       (1,036)       (7,210)      (80,569)      (12,716)
                                                 ========        ======        ======        ======       =======       =======





                                                               FidVIPGrOp
                                                    --------------------------------
                                                   2002          2001          2000
                                                  ------        ------        ------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................         101            58           157
   Mortality and expense risk charges
      (note 3) .............................         (41)          (59)          (65)
                                                  ------        ------        ------
      Net investment income ................          60            (1)           92
                                                  ------        ------        ------

   Proceeds from mutual funds shares sold ..         189         3,090         7,158
   Cost of mutual fund shares sold .........        (276)       (3,790)       (7,764)
                                                  ------        ------        ------
      Realized gain (loss) on investments ..         (87)         (700)         (606)
   Change in unrealized gain (loss)
      on investments .......................      (1,471)         (826)         (702)
                                                  ------        ------        ------
      Net gain (loss) on investments .......      (1,558)       (1,526)       (1,308)
                                                  ------        ------        ------
   Reinvested capital gains ................        --            --             798
                                                  ------        ------        ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................      (1,498)       (1,527)         (418)
                                                  ======        ======        ======




                                                            GVITGLHlth                                GVITGvtBd
                                                 ----------------------------         --------------------------------------
                                                   2002        2001     2000           2002            2001            2000
                                                 --------      -----    -----         ------          ------          ------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................     $     --        --       --           42,739          43,505          48,470
   Mortality and expense risk charges
      (note 3) .............................           (1)       --       --           (7,384)         (6,905)         (6,588)
                                                 --------      -----    -----         -------         -------        --------
      Net investment income ................           (1)       --       --           35,355          36,600          41,882
                                                 --------      -----    -----         -------         -------        --------

   Proceeds from mutual funds shares sold ..            1        --       --           80,801         103,886         232,007
   Cost of mutual fund shares sold .........           (1)       --       --          (75,535)        (98,908)       (237,891)
                                                 --------      -----    -----         -------         -------        --------
      Realized gain (loss) on investments ..           --        --       --            5,266           4,978          (5,884)
   Change in unrealized gain (loss)
      on investments .......................          (79)       --       --           27,169          (8,085)         22,108
                                                 --------      -----    -----         -------         -------        --------
      Net gain (loss) on investments .......          (79)       --       --           32,435          (3,107)         16,224
                                                 --------      -----    -----         -------         -------        --------
   Reinvested capital gains ................           --        --       --            1,833            --              --
                                                 --------      -----    -----         -------         -------        --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................     $    (80)       --       --           69,623          33,493          58,106
                                                 ========      =====    =====         =======         =======        ========





                                                                GVITGrowth
                                                 ----------------------------------------
                                                  2002            2001               2000
                                                --------       ----------         -------
INVESTMENT ACTIVITY:
   Reinvested dividends ....................         --              --            12,188
   Mortality and expense risk charges
      (note 3) .............................      (13,108)        (16,681)        (28,075)
                                                 --------      -----------       --------
      Net investment income ................      (13,108)        (16,681)        (15,887)
                                                 --------      -----------       --------

   Proceeds from mutual funds shares sold ..       61,611         176,428         697,354
   Cost of mutual fund shares sold .........      (70,275)       (143,978)       (319,187)
                                                 --------      -----------       --------
      Realized gain (loss) on investments ..       (8,664)         32,450         378,167
   Change in unrealized gain (loss)
      on investments .......................     (598,623)     (1,083,718)       (367,077)
                                                 --------      -----------       --------
      Net gain (loss) on investments .......     (607,287)     (1,051,268)         11,090
                                                 --------      -----------       --------
   Reinvested capital gains ................         --              --              --
                                                 --------      -----------       --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations .....................     (620,395)     (1,067,949)         (4,797)
                                                 ========      ===========       =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                           GVITIDAgg                         GVITIDModAgg
                                                             ----------------------------------   ----------------------------------
                                                                2002         2001        2000        2002        2001        2000
                                                             ---------    ---------   ---------   ---------    ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $      10         --          --           169         --          --
  Mortality and expense risk charges (note 3) ............          (4)        --          --           (82)        --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------
   Net investment income .................................           6         --          --            87         --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------

  Proceeds from mutual funds shares sold .................           4         --          --           873         --          --
  Cost of mutual fund shares sold ........................          (4)        --          --          (864)        --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------
   Realized gain (loss) on investments ...................        --           --          --             9         --          --
  Change in unrealized gain (loss)
   on investments ........................................        (196)        --          --        (2,143)        --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------
   Net gain (loss) on investments ........................        (196)        --          --        (2,134)        --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------
  Reinvested capital gains ...............................        --           --          --             2         --          --
                                                             ---------    ---------   ---------   ---------    ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...................   $    (190)        --          --        (2,045)        --          --
                                                             =========    =========   =========   =========    =========   =========
                                                                         GVITMyMkt
                                                             ---------------------------------
                                                                2002        2001        2000
                                                             ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................       4,821      16,684      15,346
  Mortality and expense risk charges (note 3) ............      (3,073)     (2,949)     (2,202)
                                                             ---------   ---------   ---------
   Net investment income .................................       1,748      13,735      13,144
                                                             ---------   ---------   ---------

  Proceeds from mutual funds shares sold .................      32,547     250,586     106,338
  Cost of mutual fund shares sold ........................     (32,547)   (250,586)   (106,338)
                                                             ---------   ---------   ---------
   Realized gain (loss) on investments ...................        --          --          --
  Change in unrealized gain (loss)
   on investments ........................................        --          --          --
                                                             ---------   ---------   ---------
   Net gain (loss) on investments ........................        --          --          --
                                                             ---------   ---------   ---------
  Reinvested capital gains ...............................        --          --          --
                                                             ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...................       1,748      13,735      13,144
                                                             =========   =========   =========


                                                                GVITLead                           GVITSmCapVal
                                                   ----------------------------------   ----------------------------------
                                                     2002         2001         2000        2002        2001         2000
                                                   ---------    ---------   ---------   ---------    ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $    --           --          --          --           --           --
  Mortality and expense risk charges (note 3) ..        --           --          --          (933)        (586)        (156)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .......................        --           --          --          (933)        (586)        (156)
                                                   ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......           7         --          --        18,274        7,465        8,025
  Cost of mutual fund shares sold ..............          (7)        --          --       (20,394)      (7,046)      (7,799)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .........        --           --          --        (2,120)         419          226
  Change in unrealized gain (loss)
   on investments ..............................         (15)        --          --       (39,238)      30,285        3,532
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ..............         (15)        --          --       (41,358)      30,704        3,758
                                                   ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains .....................        --           --          --         5,432         --           --
                                                   ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $     (15)        --          --       (36,859)      30,118        3,602
                                                   =========    =========   =========   =========    =========    =========


                                                               GVITSmComp
                                                   -----------------------------------
                                                      2002         2001         2000
                                                   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        --            227           50
  Mortality and expense risk charges (note 3) ..        (835)        (851)        (638)
                                                   ---------    ---------    ---------
   Net investment income .......................        (835)        (624)        (588)
                                                   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......      24,185       30,465       40,119
  Cost of mutual fund shares sold ..............     (29,141)     (33,448)     (26,157)
                                                   ---------    ---------    ---------
   Realized gain (loss) on investments .........      (4,956)      (2,983)      13,962
  Change in unrealized gain (loss)
   on investments ..............................      (3,541)         389       (5,894)
                                                   ---------    ---------    ---------
   Net gain (loss) on investments ..............      (8,497)      (2,594)       8,068
                                                   ---------    ---------    ---------
  Reinvested capital gains .....................        --           --           --
                                                   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........      (9,332)      (3,218)       7,480
                                                   =========    =========    =========



NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                GVITTotRt                             NBAMTBal
                                                   ----------------------------------   -----------------------------------
                                                      2002        2001         2000        2002        2001          2000
                                                   ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  38,729       51,623      46,518      25,219       22,382       30,077
  Mortality and expense risk charges (note 3) ..     (48,984)     (56,247)    (69,447)     (4,118)      (4,987)      (7,122)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .......................     (10,255)      (4,624)    (22,929)     21,101       17,395       22,955
                                                   ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......     314,993      571,158   2,143,880      67,684       51,882      132,464
  Cost of mutual fund shares sold ..............    (309,213)    (542,955) (1,178,327)   (116,270)     (74,737)    (100,486)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .........       5,780       28,203     965,553     (48,586)     (22,855)      31,978
  Change in unrealized gain (loss)
   on investments ..............................    (781,204)  (1,274,338)   (504,969)    (98,395)    (549,578)    (129,121)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ..............    (775,424)  (1,246,135)    460,584    (146,981)    (572,433)     (97,143)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains .....................        --           --          --          --        422,854      238,178
                                                   ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(785,679)  (1,250,759)    437,655    (125,880)    (132,184)     163,990
                                                   =========    =========   =========   =========    =========    =========
                                                                     NBAMTGro
                                                      -----------------------------------
                                                         2002         2001          2000
                                                      ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --           --           --
  Mortality and expense risk charges (note 3) ..           (636)        (856)      (1,028)
                                                      ---------    ---------    ---------
   Net investment income .......................           (636)        (856)      (1,028)
                                                      ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......          6,276       37,724       34,143
  Cost of mutual fund shares sold ..............        (27,111)     (59,398)     (22,066)
                                                      ---------    ---------    ---------
   Realized gain (loss) on investments .........        (20,835)     (21,674)      12,077
  Change in unrealized gain (loss)
   on investments ..............................        (13,741)    (121,852)     (10,297)
                                                      ---------    ---------    ---------
   Net gain (loss) on investments ..............        (34,576)    (143,526)       1,780
                                                      ---------    ---------    ---------
  Reinvested capital gains .....................           --         96,494       19,526
                                                      ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        (35,212)     (47,888)      20,278
                                                      =========    =========    =========



                                                                 NBAMTGuard                            NBAMTLMat
                                                   ----------------------------------   -----------------------------------
                                                      2002         2001        2000       2002          2001        2000
                                                   ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $     203           71          83         178          221          291
  Mortality and expense risk charges (note 3) ..        (120)         (80)        (48)        (16)         (15)         (18)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .......................          83           (9)         35         162          206          273
                                                   ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......       6,571          197       1,450         639          389          284
  Cost of mutual fund shares sold ..............      (6,573)        (190)     (1,301)       (597)        (391)        (320)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .........          (2)           7         149          42           (2)         (36)
  Change in unrealized gain (loss)
   on investments ..............................      (3,306)      (1,037)      1,275        (134)         (57)        (165)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ..............      (3,308)      (1,030)      1,424         (92)         (59)        (201)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains .....................        --          1,012        --          --           --           --
                                                   ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......     $  (3,225)         (27)      1,459          70          147           72
                                                   =========    =========   =========   =========    =========    =========

                                                                    NBAMTPart
                                                      -----------------------------------
                                                         2002        2001          2000
                                                      ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................            512          415          895
  Mortality and expense risk charges (note 3) ..           (429)        (446)        (464)
                                                      ---------    ---------    ---------
   Net investment income .......................             83          (31)         431
                                                      ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......          3,404        2,680       19,013
  Cost of mutual fund shares sold ..............         (4,569)      (3,299)     (20,094)
                                                      ---------    ---------    ---------
   Realized gain (loss) on investments .........         (1,165)        (619)      (1,081)
  Change in unrealized gain (loss)
   on investments ..............................        (10,379)      (4,312)     (20,032)
                                                      ---------    ---------    ---------
   Net gain (loss) on investments ..............        (11,544)      (4,931)     (21,113)
                                                      ---------    ---------    ---------
  Reinvested capital gains .....................           --          3,943       19,026
                                                      ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......          (11,461)      (1,019)      (1,656)
                                                      =========    =========    =========

                                                                     (Continued)
                                       13

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               OppBdFd                              OppCapAp
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001       2000         2002         2001         2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $     538          806         395       1,592        1,937          213
  Mortality and expense risk charges (note 3) .        (46)         (43)        (19)     (1,165)      (1,288)        (842)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .....................         492          763         376         427          649         (629)
                                                 ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....       5,157        1,744         359      15,728       32,744       10,616
  Cost of mutual fund shares sold ............      (5,108)      (1,839)       (400)    (24,423)     (37,598)      (7,226)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .......          49          (95)        (41)     (8,695)      (4,854)       3,390
  Change in unrealized gain (loss)
   on investments ............................        (246)        (146)       (260)    (54,331)     (43,782)       1,018
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ............        (197)        (241)       (301)    (63,026)     (48,636)       4,408
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains ...................        --           --          --          --         29,063       11,366
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......   $     295          522          75     (62,599)     (18,924)      15,145
                                                 =========    =========   =========   =========    =========    =========
                                                                 OppGlSec
                                                    -----------------------------------
                                                       2002         2001         2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................            949        1,429          591
  Mortality and expense risk charges (note 3) .          (765)        (790)        (802)
                                                    ---------    ---------    ---------
   Net investment income .....................            184          639         (211)
                                                    ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....          8,132       21,368      135,059
  Cost of mutual fund shares sold ............        (11,820)     (31,921)     (87,326)
                                                    ---------    ---------    ---------
   Realized gain (loss) on investments .......         (3,688)     (10,553)      47,733
  Change in unrealized gain (loss)
   on investments ............................        (11,807)     (37,002)     (57,639)
                                                    ---------    ---------    ---------
   Net gain (loss) on investments ............        (15,495)     (47,555)      (9,906)
                                                    ---------    ---------    ---------
  Reinvested capital gains ...................           --         26,498       33,053
                                                    ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......        (15,311)     (20,418)      22,936
                                                    =========    =========    =========





                                                             OppMultStr                              StOpp2
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001       2000         2002         2001         2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $   1,087        1,258         521        --            399         --
  Mortality and expense risk charges (note 3) .       (140)        (142)        (45)       (608)        (694)        (688)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .....................         947        1,116         476        (608)        (295)        (688)
                                                 ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....       1,563       20,874       1,145      13,481       57,834       11,172
  Cost of mutual fund shares sold ............      (1,766)     (20,098)       (991)    (15,629)     (52,395)      (8,259)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .......        (203)         776         154      (2,148)       5,439        2,913
  Change in unrealized gain (loss)
   on investments ............................      (4,270)      (1,122)       (693)    (22,389)      (6,953)       3,778
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ............      (4,473)        (346)       (539)    (24,537)      (1,514)       6,691
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains ...................         451        1,680         757        --           --           --
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......   $  (3,075)       2,450         694     (25,145)      (1,809)       6,003
                                                 =========    =========   =========   =========    =========    =========


                                                                  StDisc2
                                                    -----------------------------------
                                                      2002         2001         2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................           --            213         --
  Mortality and expense risk charges (note 3) .          (134)        (135)        (113)
                                                    ---------    ---------    ---------
   Net investment income .....................           (134)          78         (113)
                                                    ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....            673        4,053        2,733
  Cost of mutual fund shares sold ............           (814)      (4,436)      (2,802)
                                                    ---------    ---------    ---------
   Realized gain (loss) on investments .......           (141)        (383)         (69)
  Change in unrealized gain (loss)
   on investments ............................         (1,395)      (2,430)       3,132
                                                    ---------    ---------    ---------
   Net gain (loss) on investments ............         (1,536)      (2,813)       3,063
                                                    ---------    ---------    ---------
  Reinvested capital gains ...................           --          5,513         --
                                                    ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......         (1,670)       2,778        2,950
                                                    =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              StIntStk2                            DrySRGro
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001        2000        2002         2001         2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $     396         --          --            12           34           38
  Mortality and expense risk charges (note 3) .        (54)         (61)       (297)       (698)      (1,080)      (1,069)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .....................         342          (61)       (297)       (686)      (1,046)      (1,031)
                                                 ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....         435        1,052     155,726      15,754       49,145       39,243
  Cost of mutual fund shares sold ............      (1,091)      (2,169)   (119,622)    (23,604)     (52,218)     (20,471)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .......        (656)      (1,117)     36,104      (7,850)      (3,073)      18,772
  Change in unrealized gain (loss)
   on investments ............................        (575)      (1,778)    (39,702)    (23,739)     (38,925)      (8,043)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ............      (1,231)      (2,895)     (3,598)    (31,589)     (41,998)      10,729
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains ...................        --            536        --          --           --           --
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......   $    (889)      (2,420)     (3,895)    (32,275)     (43,044)       9,698
                                                 =========    =========   =========   =========    =========    =========

                                                                  VEWrldBd
                                                    -----------------------------------
                                                      2002          2001         2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................           --             76           80
  Mortality and expense risk charges (note 3) .            (6)          (7)          (7)
                                                    ---------    ---------    ---------
   Net investment income .....................             (6)          69           73
                                                    ---------    ---------    ---------

  Proceeds from mutual funds shares sold .....            591           75           62
  Cost of mutual fund shares sold ............           (663)         (83)         (67)
                                                    ---------    ---------    ---------
   Realized gain (loss) on investments .......            (72)          (8)          (5)
  Change in unrealized gain (loss)
   on investments ............................            382         (199)         (77)
                                                    ---------    ---------    ---------
   Net gain (loss) on investments ............            310         (207)         (82)
                                                    ---------    ---------    ---------
  Reinvested capital gains ...................           --           --           --
                                                    ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .......            304         (138)          (9)
                                                    =========    =========    =========



                                                                  VEWrldEMkt                            VEWrldHAs
                                                   ----------------------------------   -----------------------------------
                                                      2002         2001        2000        2002         2001         2000
                                                   ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $      61         --          --            25           51           63
  Mortality and expense risk charges (note 3) ..        (150)        (126)       (147)        (20)         (19)         (23)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net investment income .......................         (89)        (126)       (147)          5           32           40
                                                   ---------    ---------   ---------   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......       1,689        1,015      21,200         680           57          351
  Cost of mutual fund shares sold ..............      (2,934)      (1,939)    (16,246)       (673)         (55)        (512)
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Realized gain (loss) on investments .........      (1,245)        (924)      4,954           7            2         (161)
  Change in unrealized gain (loss)
   on investments ..............................       3,209          653     (14,607)        103         (217)         324
                                                   ---------    ---------   ---------   ---------    ---------    ---------
   Net gain (loss) on investments ..............       1,964         (271)     (9,653)        110         (215)         163
                                                   ---------    ---------   ---------   ---------    ---------    ---------
  Reinvested capital gains .....................        --           --          --          --           --           --
                                                   ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $   1,875         (397)     (9,800)        115         (183)         203
                                                   =========    =========   =========   =========    =========    =========
                                                                      VKEmMkt
                                                      -----------------------------------
                                                         2002         2001         2000
                                                      ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --           --           --
  Mortality and expense risk charges (note 3) ..            (40)          (5)         (43)
                                                      ---------    ---------    ---------
   Net investment income .......................            (40)          (5)         (43)
                                                      ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......            189           15       54,414
  Cost of mutual fund shares sold ..............           (183)         (15)     (53,933)
                                                      ---------    ---------    ---------
   Realized gain (loss) on investments .........              6         --            481
  Change in unrealized gain (loss)
   on investments ..............................           (204)          54          190
                                                      ---------    ---------    ---------
   Net gain (loss) on investments ..............           (198)          54          671
                                                      ---------    ---------    ---------
  Reinvested capital gains .....................           --           --           --
                                                      ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (238)          49          628
                                                      =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               VKUSRealEst
                                                   -----------------------------------
                                                      2002         2001         2000
                                                   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $    --           --            614
  Mortality and expense risk charges (note 3) ..        (268)        (291)         (53)
                                                   ---------    ---------    ---------
   Net investment income .......................        (268)        (291)         561
                                                   ---------    ---------    ---------

  Proceeds from mutual funds shares sold .......       6,116        2,012        1,628
  Cost of mutual fund shares sold ..............      (5,675)      (1,981)      (2,032)
                                                   ---------    ---------    ---------
   Realized gain (loss) on investments .........         441           31         (404)
  Change in unrealized gain (loss)
   on investments ..............................       6,369        6,731        1,538
                                                   ---------    ---------    ---------
   Net gain (loss) on investments ..............       6,810        6,762        1,134
                                                   ---------    ---------    ---------
  Reinvested capital gains .....................        --           --           --
                                                   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $   6,542        6,471        1,695
                                                   =========    =========    =========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                  TOTAL                                    ACVPAdv
                                              ------------------------------------------    --------------------------------------
                                                  2002           2001           2000           2002         2001           2000
                                              ------------    -----------   ------------    ----------   ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     55,227         70,319         56,263          --           --           11,154
  Realized gain (loss) on investments .....       (138,313)        (5,894)     1,710,983          --           --              907
  Change in unrealized gain (loss)
     on investments .......................     (2,026,733)    (3,756,707)    (1,651,792)         --           --          (76,247)
  Reinvested capital gains ................         21,412        794,939        665,048          --           --           81,440
                                              ------------    -----------   ------------    ----------   ----------    -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (2,088,407)    (2,897,343)       780,502          --           --           17,254
                                              ------------    -----------   ------------    ----------   ----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      1,489,991      1,544,261      1,694,478          --           --           28,581
  Transfers between funds .................           --             --             --            --             56        (35,887)
  Surrenders ..............................       (483,447)      (725,667)    (1,217,446)         --             (7)       (23,899)
  Death benefits (note 4) .................        (20,050)       (22,185)      (269,599)         --           --             --
  Policy loans (net of repayments) (note 5)        151,190       (153,107)      (428,591)         --             16          8,031
  Deductions for surrender charges
     (note 2d) ............................        (20,635)        43,766        (46,218)         --           --             (907)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (1,061,337)    (1,069,929)    (1,036,463)         --            (65)       (17,305)
                                              ------------    -----------   ------------    ----------   ----------    -----------
       Net equity transactions ............         55,712       (382,861)    (1,303,839)         --           --          (41,386)
                                              ------------    -----------   ------------    ----------   ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (2,032,695)    (3,280,204)      (523,337)         --           --          (24,132)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     25,242,335     30,326,991     35,759,604          --           --          476,898
                                              ------------    -----------   ------------    ----------   ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 23,209,640     27,046,787     35,236,267          --           --          452,766
                                              ============    ===========   ============    ==========   ==========    ===========

CHANGES IN UNITS:
  Beginning units .........................      1,062,689      1,075,638       1,158,706         --           --           22,653
                                              ------------    -----------    ------------   ----------   ----------    -----------
  Units purchased .........................         97,363         99,010         134,628         --           --             --
  Units redeemed ..........................        (82,485)      (101,070)       (181,944)        --           --           (1,917)
                                              ------------    -----------    ------------   ----------   ----------    -----------
  Ending units ............................      1,077,567      1,073,578       1,111,390         --           --           20,736
                                              ============    ===========    ============   ==========   ==========    ===========
                                                                    ACVPBal
                                               --------------------------------------------
                                                    2002            2001            2000
                                               ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................           7,511           8,766             431
  Realized gain (loss) on investments .....          (2,937)         (3,289)             22
  Change in unrealized gain (loss)
     on investments .......................         (27,160)        (26,109)           (613)
  Reinvested capital gains ................            --            12,130             323
                                               ------------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........         (22,586)         (8,502)            163
                                               ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................          22,893          21,833             560
  Transfers between funds .................             901          (3,286)           --
  Surrenders ..............................          (2,751)        (13,211)           --
  Death benefits (note 4) .................          (1,709)           --              --
  Policy loans (net of repayments) (note 5)          (4,000)         (4,337)           --
  Deductions for surrender charges
     (note 2d) ............................            (117)            816            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................         (18,632)        (17,000)           (361)
                                               ------------    ------------    ------------
       Net equity transactions ............          (3,415)        (15,185)            199
                                               ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         (26,001)        (23,687)            362
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         347,262         380,577          20,546
                                               ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....         321,261         356,890          20,908
                                               ============    ============    ============


CHANGES IN UNITS:
  Beginning units .........................           17,814         18,681             974
                                               ------------    ------------    ------------
  Units purchased .........................            1,406          1,330           1,555
  Units redeemed ..........................           (1,594)        (2,130)         (1,546)
                                                ------------   ------------    ------------
  Ending units ............................           17,626         17,881             983
                                                ============   ============    ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              ACVPCapAp                                ACVPIncGr
                                              --------------------------------------    --------------------------------------
                                                  2002          2001         2000          2002          2001          2000
                                              ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     (401)         (562)         (696)          258           219            36
  Realized gain (loss) on investments .....       (6,055)       (3,182)        6,919          (205)           29           253
  Change in unrealized gain (loss)
     on investments .......................       (4,336)      (72,568)       11,892        (4,760)       (2,444)       (1,338)
  Reinvested capital gains ................         --          48,834         5,238          --            --            --
                                              ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      (10,792)      (27,478)       23,353        (4,707)       (2,196)       (1,049)
                                              ----------    ----------    ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................        8,857         9,388         6,028         3,049         3,137         1,488
  Transfers between funds .................        1,385       (41,828)      107,410          (373)       (3,581)       12,738
  Surrenders ..............................         --          (8,936)         --            --            --            --
  Death benefits (note 4) .................         --            --            --            --            --            --
  Policy loans (net of repayments) (note 5)       (3,251)        3,900       (15,800)           29            41          --
  Deductions for surrender charges
     (note 2d) ............................         --             422          --            --            --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................       (3,610)       (4,211)       (3,187)       (2,018)       (1,922)       (1,065)
                                              ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions ............        3,381       (41,265)       94,451           687        (2,325)       13,161
                                              ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (7,411)      (68,743)      117,804        (4,020)       (4,521)       12,112
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      100,621       197,525        81,982        44,416        53,434        23,872
                                              ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $   93,210       128,782       199,786        40,396        48,913        35,984
                                              ==========    ==========    ==========    ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .........................        5,594         7,836         3,518         4,332         4,738         1,877
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased .........................          560           467         4,532         1,099           294         1,156
  Units redeemed ..........................         (365)       (2,321)         (718)       (1,014)         (505)          (87)
                                              ----------    ----------    ----------    ----------    ----------    ----------
  Ending units ............................        5,789         5,982         7,332         4,417         4,527         2,946
                                              ==========    ==========    ==========    ==========    ==========    ==========

                                                                 ACVPInt
                                                 --------------------------------------
                                                    2002          2001          2000
                                                 ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................             203          (248)         (181)
  Realized gain (loss) on investments .....          (1,376)       (4,972)        7,955
  Change in unrealized gain (loss)
     on investments .......................          (1,969)      (19,676)      (13,311)
  Reinvested capital gains ................            --           6,925           923
                                                 ----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........          (3,142)      (17,971)       (4,614)
                                                 ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................           6,201         8,053         2,710
  Transfers between funds .................              74        (9,318)       81,647
  Surrenders ..............................            --          (4,962)       (4,495)
  Death benefits (note 4) .................            --            --            --
  Policy loans (net of repayments) (note 5)              (6)        3,400       (12,441)
  Deductions for surrender charges
     (note 2d) ............................            --             307          (171)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................          (3,072)       (3,329)       (2,123)
                                                 ----------    ----------    ----------
       Net equity transactions ............           3,197        (5,849)       65,127
                                                 ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....              55       (23,820)       60,513
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          63,852        93,938        27,851
                                                 ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....          63,907        70,118        88,364
                                                 ==========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .........................           4,105         4,243         1,038
                                                 ----------    ----------    ----------
  Units purchased .........................             421           375         3,204
  Units redeemed ..........................            (208)         (636)         (724)
                                                 ----------    ----------    ----------
  Ending units ............................           4,318         3,982         3,518
                                                 ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                 ACVPUltra                           ACVPVal
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001        2000        2002         2001        2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................   $    --           --          --           453          444           69
  Realized gain (loss) on investments ........        --           --          --            46         (455)         (10)
  Change in unrealized gain (loss)
     on investments ..........................          (4)        --          --       (12,011)       3,422         (643)
  Reinvested capital gains ...................        --           --          --         5,868         --            253
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............          (4)        --          --        (5,644)       3,411         (331)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................        --           --          --         7,628        1,090          788
  Transfers between funds ....................         134         --          --        23,039       72,389         --
  Surrenders .................................        --           --          --        (1,493)        --           --
  Death benefits (note 4) ....................        --           --          --          --           --           --
  Policy loans (net of repayments) (note 5) ..        --           --          --            41         (138)        --
  Deductions for surrender charges
     (note 2d) ...............................        --           --          --           (64)        --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................          (2)        --          --        (3,231)      (1,424)        (160)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
       Net equity transactions ...............         132         --          --        25,920       71,917          628
                                                 ---------    ---------   ---------   ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         128         --          --        20,276       75,328          297
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................        --           --          --       103,555       10,859        7,656
                                                 ---------    ---------   ---------   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $     128         --          --       123,831       86,187        7,953
                                                 =========    =========   =========   =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................        --           --          --         6,084          714          590
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Units purchased ............................          14         --          --         2,946        4,755           64
  Units redeemed .............................        --           --          --          (215)        (162)         (13)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Ending units ...............................          14         --          --         8,815        5,307          641
                                                 =========    =========   =========   =========    =========    =========
                                                                  CSGPVen
                                                    -----------------------------------
                                                      2002         2001          2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................            (48)         (59)         (24)
  Realized gain (loss) on investments ........           (246)         (51)          50
  Change in unrealized gain (loss)
     on investments ..........................         (1,602)      (3,260)        (819)
  Reinvested capital gains ...................           --           --           --
                                                    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............         (1,896)      (3,370)        (793)
                                                    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................          1,342          771          227
  Transfers between funds ....................           --           (186)      18,781
  Surrenders .................................           --           --           --
  Death benefits (note 4) ....................           --           --           --
  Policy loans (net of repayments) (note 5) ..             17           22         --
  Deductions for surrender charges
     (note 2d) ...............................           --           --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................           (496)        (516)        (134)
                                                    ---------    ---------    ---------
       Net equity transactions ...............            863           91       18,874
                                                    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         (1,033)      (3,279)      18,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................         12,645       16,649        1,704
                                                    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........         11,612       13,370       19,785
                                                    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................          1,134        1,057           87
                                                    ---------    ---------    ---------
  Units purchased ............................            133           56          886
  Units redeemed .............................            (50)         (53)          (7)
                                                    ---------    ---------    ---------
  Ending units ...............................          1,217        1,060          966
                                                    =========    =========    =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               CSIntEq                               CSSmCapGr
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001        2000        2002        2001         2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................   $    (120)        (132)       (187)       (307)        (344)        (601)
  Realized gain (loss) on investments ........        (450)         (79)      1,646      (8,050)     (13,585)       8,648
  Change in unrealized gain (loss)
     on investments ..........................        (124)      (5,660)     (6,837)    (10,540)       2,099      (23,122)
  Reinvested capital gains ...................        --           --          --          --           --           --
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............        (694)      (5,871)     (5,378)    (18,897)     (11,830)     (15,075)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       4,401        4,517       3,758       7,979        8,575        4,656
  Transfers between funds ....................        --            414       9,921        (489)     (13,566)     142,248
  Surrenders .................................      (8,809)         (18)       (572)     (9,702)        (836)        (653)
  Death benefits (note 4) ....................        --           --          --          --           --           --
  Policy loans (net of repayments) (note 5) ..       8,289           23      (1,855)      7,270        1,654      (14,138)
  Deductions for surrender charges
     (note 2d) ...............................        (376)           1         (22)       (414)          52          (25)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (1,572)      (1,576)     (1,417)     (4,040)      (4,613)      (4,100)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
       Net equity transactions ...............       1,933        3,361       9,813         604       (8,734)     127,988
                                                 ---------    ---------   ---------   ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       1,239       (2,510)      4,435     (18,293)     (20,564)     112,913
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      29,820       34,616      39,623      83,939      108,425       52,358
                                                 ---------    ---------   ---------   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $  31,059       32,106      44,058      65,646       87,861      165,271
                                                 =========    =========   =========   =========    =========    =========

CHANGES IN UNITS:
  Beginning units ............................       2,925        2,618       2,203       4,749        5,111        2,005
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Units purchased ............................         434          418         735         600          580        4,926
  Units redeemed .............................        (252)        (136)       (243)       (587)        (881)        (726)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Ending units ...............................       3,107        2,900       2,695       4,762        4,810        6,205
                                                 =========    =========   =========   =========    =========    =========
                                                                 DryStkIx
                                                    -----------------------------------
                                                      2002          2001         2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................          1,168          618          648
  Realized gain (loss) on investments ........           (363)      10,512       34,327
  Change in unrealized gain (loss)
     on investments ..........................        (77,856)     (63,637)     (38,262)
  Reinvested capital gains ...................           --            108          854
                                                    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............        (77,051)     (52,399)      (2,433)
                                                    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................         50,217       60,031       52,662
  Transfers between funds ....................         (9,144)     (26,922)      87,680
  Surrenders .................................        (10,245)        (291)      (1,061)
  Death benefits (note 4) ....................           --           --        (28,000)
  Policy loans (net of repayments) (note 5) ..          6,520         (579)     (12,880)
  Deductions for surrender charges
     (note 2d) ...............................           (437)          18          (40)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (20,861)     (21,227)     (18,860)
                                                    ---------    ---------    ---------
       Net equity transactions ...............         16,050       11,030       79,501
                                                    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........        (61,001)     (41,369)      77,068
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................        554,112      630,562      683,922
                                                    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........        493,111      589,193      760,990
                                                    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................         21,028       20,846       20,349
                                                    ---------    ---------    ---------
  Units purchased ............................          2,276        2,157        4,408
  Units redeemed .............................         (1,630)      (2,012)      (1,899)
                                                    ---------    ---------    ---------
  Ending units ...............................         21,674       20,991       22,858
                                                    =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                DryVIFApp                          DryVIFGrInc
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001        2000       2002          2001        2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................   $    (239)        (197)       (531)        (42)         (28)         (14)
  Realized gain (loss) on investments ........        (112)         (13)     32,359         (34)          19            9
  Change in unrealized gain (loss)
     on investments ..........................      (5,865)      (3,382)    (34,700)     (4,717)        (282)         (68)
  Reinvested capital gains ...................        --           --          --          --            184            4
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............      (6,216)      (3,592)     (2,872)     (4,793)        (107)         (69)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       2,673        3,658       3,163       1,574        1,639        1,451
  Transfers between funds ....................      11,220        2,356    (188,180)        499          664        4,215
  Surrenders .................................           1         --          --          --           --           --
  Death benefits (note 4) ....................        --           --          --          --           --           --
  Policy loans (net of repayments) (note 5) ..         203           53         (19)       --            197         --
  Deductions for surrender charges
     (note 2d) ...............................        --           --          --          --           --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (1,793)      (1,991)     (1,721)     (1,342)        (905)        (698)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
       Net equity transactions ...............      12,304        4,076    (186,757)        731        1,595        4,968
                                                 ---------    ---------   ---------   ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       6,088          484    (189,629)     (4,062)       1,488        4,899
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      59,557       50,409     248,939      30,132       15,466       11,300
                                                 ---------    ---------   ---------   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $  65,645       50,893      59,310      26,070       16,954       16,199
                                                 =========    =========   =========   =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................       4,603        3,505      17,060       2,282        1,094          763
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Units purchased ............................       1,124          437         222         164          178          392
  Units redeemed .............................        (149)        (152)    (13,312)       (107)         (66)         (47)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Ending units ...............................       5,578        3,790       3,970       2,339        1,206        1,108
                                                 =========    =========   =========   =========    =========    =========
                                                                FidVIPEI
                                                   -----------------------------------
                                                     2002          2001        2000
                                                   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................         4,292        5,107        4,992
  Realized gain (loss) on investments ........         1,966        3,286        2,485
  Change in unrealized gain (loss)
     on investments ..........................       (39,394)     (32,522)     (44,200)
  Reinvested capital gains ...................         7,826       18,777       24,393
                                                   ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............       (25,310)      (5,352)     (12,330)
                                                   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................        13,279       14,432       14,648
  Transfers between funds ....................        34,182        4,110       (2,630)
  Surrenders .................................          --            (28)      (4,101)
  Death benefits (note 4) ....................          --           --           --
  Policy loans (net of repayments) (note 5) ..          (658)     (10,138)      (6,039)
  Deductions for surrender charges
     (note 2d) ...............................          --              2         (156)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................       (15,760)     (13,927)     (10,934)
                                                   ---------    ---------    ---------
       Net equity transactions ...............        31,043       (5,549)      (9,212)
                                                   ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         5,733      (10,901)     (21,542)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       366,908      405,767      395,379
                                                   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........       372,641      394,866      373,837
                                                   =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................         9,677       10,090       10,575
                                                   ---------    ---------    ---------
  Units purchased ............................         2,347          483          449
  Units redeemed .............................          (459)        (625)        (710)
                                                   ---------    ---------    ---------
  Ending units ...............................        11,565        9,948       10,314
                                                   =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              FidVIPGr                                FidVIPHI
                                                 -----------------------------------    -----------------------------------
                                                   2002          2001         2000         2002         2001         2000
                                                 ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................  $   (1,618)      (4,110)      (4,573)       5,185        6,982        6,602
  Realized gain (loss) on investments ........     (13,814)      (4,846)      97,967       (3,443)      (1,152)      (8,100)
  Change in unrealized gain (loss)
     on investments ..........................    (182,697)    (253,270)    (160,589)      (4,089)     (10,431)      (4,456)
  Reinvested capital gains ...................        --         96,517      128,304         --           --           --
                                                 ---------    ---------    ---------    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............    (198,129)    (165,709)      61,109       (2,347)      (4,601)      (5,954)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................      43,852       28,958       62,885        1,922        1,791        2,446
  Transfers between funds ....................      (9,910)     (92,815)     649,734       (2,146)         761       (3,563)
  Surrenders .................................     (24,758)      (8,319)     (93,562)        --           --           --
  Death benefits (note 4) ....................        --           --           --           --           --        (24,545)
  Policy loans (net of repayments) (note 5) ..      14,729      (41,626)     (69,950)         (90)           5       (1,906)
  Deductions for surrender charges
     (note 2d) ...............................      (1,057)         514       (3,552)        --           --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................     (36,756)     (40,599)     (34,776)      (1,887)      (1,974)      (2,453)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ...............     (13,900)    (153,887)     510,779       (2,201)         583      (30,021)
                                                 ---------    ---------    ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........    (212,029)    (319,596)     571,888       (4,548)      (4,018)     (35,975)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................   1,024,033    1,502,222    1,149,843       51,588       59,240      110,783
                                                 ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $  812,004    1,182,626    1,721,731       47,040       55,222       74,808
                                                 =========    =========    =========    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................      25,393       30,430       20,570        2,732        2,747        3,951
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased ............................       4,045        1,366       12,408          891          123           94
  Units redeemed .............................      (2,415)      (5,179)      (3,558)        (635)        (100)      (1,230)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Ending units ...............................      27,023       26,617       29,420        2,988        2,770        2,815
                                                 =========    =========    =========    =========    =========    =========
                                                                  FidVIPOv
                                                    -----------------------------------
                                                       2002         2001         2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................            128        1,959          428
  Realized gain (loss) on investments ........         (2,636)        (278)       9,214
  Change in unrealized gain (loss)
     on investments ..........................          1,025      (10,696)     (15,571)
  Reinvested capital gains ...................           --          3,374        3,964
                                                    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............         (1,483)      (5,641)      (1,965)
                                                    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................          2,190        2,124        2,115
  Transfers between funds ....................         11,913        3,185       12,436
  Surrenders .................................           --           --           --
  Death benefits (note 4) ....................           --           --           --
  Policy loans (net of repayments) (note 5) ..             30            9          (42)
  Deductions for surrender charges
     (note 2d) ...............................           --           --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................         (1,369)      (1,190)        (966)
                                                    ---------    ---------    ---------
       Net equity transactions ...............         12,764        4,128       13,543
                                                    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         11,281       (1,513)      11,578
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................         40,122       44,672       43,240
                                                    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........         51,403       43,159       54,818
                                                    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................          2,382        2,074        1,611
                                                    ---------    ---------    ---------
  Units purchased ............................          1,003          273          595
  Units redeemed .............................           (101)         (75)         (46)
                                                    ---------    ---------    ---------
  Ending units ...............................          3,284        2,272        2,160
                                                    =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               FidVIPAM                              FidVIPCon
                                                 -----------------------------------    -----------------------------------
                                                    2002         2001         2000         2002         2001         2000
                                                 ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................   $   2,648        3,150        2,659        2,673        2,708         (540)
  Realized gain (loss) on investments ........      (6,892)         (77)         275        5,801        9,774        7,731
  Change in unrealized gain (loss)
     on investments ..........................        (761)      (7,805)     (11,115)     (15,684)    (112,241)    (109,410)
  Reinvested capital gains ...................        --          1,307        7,145         --         19,190       89,503
                                                 ---------    ---------    ---------    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............      (5,005)      (3,425)      (1,036)      (7,210)     (80,569)     (12,716)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................         811          693        2,442       18,900       22,764       22,055
  Transfers between funds ....................     (26,353)        --            541       (6,991)       7,341      157,883
  Surrenders .................................        --           --           --        (23,735)     (15,986)      (3,957)
  Death benefits (note 4) ....................        --           --           --           --           --           --
  Policy loans (net of repayments) (note 5) ..         (57)         (17)      (2,264)      14,041        2,218      (15,117)
  Deductions for surrender charges
     (note 2d) ...............................        --           --           --         (1,013)         988         (150)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (1,996)      (1,964)      (1,758)     (13,996)     (13,337)     (11,349)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ...............     (27,595)      (1,288)      (1,039)     (12,794)       3,988      149,365
                                                 ---------    ---------    ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........     (32,600)      (4,713)      (2,075)     (20,004)     (76,581)     136,649
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      79,774       87,106       94,320      660,912      756,720      676,082
                                                 ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $  47,174       82,393       92,245      640,908      680,139      812,731
                                                 =========    =========    =========    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................       3,216        3,341        3,448       31,348       31,245       25,860
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased ............................         175           41          118          875        1,491        7,076
  Units redeemed .............................      (1,244)         (92)        (157)      (1,463)      (1,431)      (1,310)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
  Ending units ...............................       2,147        3,290        3,409       30,760       31,305       31,626
                                                 =========    =========    =========    =========    =========    =========
                                                               FidVIPGrOp
                                                 -----------------------------------
                                                    2002        2001         2000
                                                 ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................          60           (1)          92
  Realized gain (loss) on investments ........         (87)        (700)        (606)
  Change in unrealized gain (loss)
     on investments ..........................      (1,471)        (826)        (702)
  Reinvested capital gains ...................        --           --            798
                                                 ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............      (1,498)      (1,527)        (418)
                                                 ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................         963        1,948        2,383
  Transfers between funds ....................        --         (1,472)       8,231
  Surrenders .................................        --         (1,143)      (1,990)
  Death benefits (note 4) ....................        --           --           --
  Policy loans (net of repayments) (note 5) ..           8         (398)        (479)
  Deductions for surrender charges
     (note 2d) ...............................        --             71          (76)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (601)        (637)        (533)
                                                 ---------    ---------    ---------
       Net equity transactions ...............         370       (1,631)       7,536
                                                 ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      (1,128)      (3,158)       7,118
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      10,746       17,144       12,892
                                                 ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........       9,618       13,986       20,010
                                                 =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................       1,098        1,487          920
                                                 ---------    ---------    ---------
  Units purchased ............................         125          199          787
  Units redeemed .............................         (86)        (351)        (219)
                                                 ---------    ---------    ---------
  Ending units ...............................       1,137        1,335        1,488
                                                 =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               GVITGlHlth                           GVITGvtBd
                                                 ----------------------------------   -----------------------------------
                                                    2002         2001        2000        2002        2001         2000
                                                 ---------    ---------   ---------   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................   $      (1)        --          --        35,355       36,600       41,882
  Realized gain (loss) on investments ........        --           --          --         5,266        4,978       (5,884)
  Change in unrealized gain (loss)
     on investments ..........................         (79)        --          --        27,169       (8,085)      22,108
  Reinvested capital gains ...................        --           --          --         1,833         --           --
                                                 ---------    ---------   ---------   ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............         (80)        --          --        69,623       33,493       58,106
                                                 ---------    ---------   ---------   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................          94         --          --        82,455       81,730       95,207
  Transfers between funds ....................       1,992         --          --       (26,312)     119,710      (95,257)
  Surrenders .................................        --           --          --       (27,566)     (21,224)    (111,668)
  Death benefits (note 4) ....................        --           --          --          --         (6,157)        --
  Policy loans (net of repayments) (note 5) ..        --           --          --         2,157      (57,902)     (12,504)
  Deductions for surrender charges
     (note 2d) ...............................        --           --          --        (1,177)       1,312       (4,239)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................         (44)        --          --       (85,568)     (78,761)     (67,812)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
       Net equity transactions ...............       2,042         --          --       (56,011)      38,708     (196,273)
                                                 ---------    ---------   ---------   ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       1,962         --          --        13,612       72,201     (138,167)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................        --           --          --     1,881,038    1,648,947    1,700,303
                                                 ---------    ---------   ---------   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........   $   1,962         --          --     1,894,650    1,721,148    1,562,136
                                                 =========    =========   =========   =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................        --           --          --        90,403       84,317       97,069
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Units purchased ............................         226         --          --         3,559       10,454        5,714
  Units redeemed .............................          (5)        --          --        (6,217)      (8,507)     (16,716)
                                                 ---------    ---------   ---------   ---------    ---------    ---------
  Ending units ...............................         221         --          --        87,745       86,264       86,067
                                                 =========    =========   =========   =========    =========    =========
                                                                 GVITGrowth
                                                    -----------------------------------
                                                      2002          2001        2000
                                                    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ......................        (13,108)     (16,681)     (15,887)
  Realized gain (loss) on investments ........         (8,664)      32,450      378,167
  Change in unrealized gain (loss)
     on investments ..........................       (598,623)  (1,083,718)   (367,077)
  Reinvested capital gains ...................           --           --           --
                                                    ---------    ---------    ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............       (620,395)  (1,067,949)     (4,797)
                                                    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................        295,203      330,602      359,334
  Transfers between funds ....................        (26,590)    (116,593)    (490,869)
  Surrenders .................................        (55,300)    (129,572)    (162,179)
  Death benefits (note 4) ....................           --           --        (23,706)
  Policy loans (net of repayments) (note 5) ..         23,413       40,304      (49,652)
  Deductions for surrender charges
     (note 2d) ...............................         (2,360)       8,007       (6,157)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................       (165,784)    (176,818)    (204,317)
                                                    ---------    ---------    ---------
       Net equity transactions ...............         68,582      (44,070)    (577,546)
                                                    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       (551,813)  (1,112,019)   (582,343)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      3,498,067    5,004,725    7,770,383
                                                    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ........      2,946,254    3,892,706    7,188,040
                                                    =========    =========    =========


CHANGES IN UNITS:
  Beginning units ............................        205,499      209,596      237,180
                                                    ---------    ---------    ---------
  Units purchased ............................         22,553       19,033       12,360
  Units redeemed .............................        (18,085)     (20,593)     (30,912)
                                                    ---------    ---------    ---------
  Ending units ...............................        209,967      208,036      218,628
                                                    =========    =========    =========

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
           STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,CONTINUED
               SIX MONTH PERIODS ENDED JUNE 30,2002,2001 AND 2000
                                  (UNAUDITED)


                                                                       GVITIDAgg                            GVITIDModAgg
                                                            -------------------------------   ------------------------------
                                                              2002        2001       2000       2002        2001       2000
                                                            --------    --------   -------    --------    --------   --------
INVESTMENT ACTIVITY:
  Net investment income .................................   $      6        --        --           87        --         --
  Realized gain (loss) on investments ...................       --          --        --            9        --         --
  Change in unrealized gain (loss)
   on investments .......................................       (196)       --        --       (2,143)       --         --
                                                            --------    --------   -------   --------    --------   --------
Reinvested capital gains ................................       --          --        --            2        --         --
  Net increase (decrease) in
   contract owners' equity
   resulting from operations ............................       (190)       --        --       (2,045)       --         --
                                                            --------    --------   -------   --------    --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ......................................        288        --        --          564        --         --
  Transfers between funds ...............................      2,033        --        --       37,872        --         --
  Surrenders ............................................       --          --        --         --          --         --
  Death benefits (note 4) ...............................       --          --        --         --          --         --
  Policy loans (net of repayments) (note 5) .............       --          --        --         --          --         --
  Deductions for surrender charges
   (note 2d) ............................................       --          --        --         --          --         --
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) ....................................       (276)       --        --         (794)       --         --
                                                            --------    --------   -------   --------    --------   --------
      Net equity transactions ...........................      2,045        --        --       37,642        --         --
                                                            --------    --------   -------   --------    --------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................      1,855        --        --       35,597        --         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................................       --          --        --         --          --         --
                                                            --------    --------   -------   --------    --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $  1,855        --        --       35,597        --         --
                                                            ========    ========   =======   ========    ========   ========

CHANGES IN UNITS:
  Beginning units .......................................       --          --        --         --          --         --
                                                            --------    --------   -------   --------    --------   --------
  Units purchased .......................................        223        --        --        3,802        --         --
  Units redeemed ........................................        (28)       --        --          (80)       --         --
                                                            --------    --------   -------   --------    --------   --------
  Ending units ..........................................        195        --        --        3,722        --         --
                                                            ========    ========   =======   ========    ========   ========
                                                                                  GVITMyMKt
                                                             ---------------------------------
                                                               2002       2001        2000
                                                             --------    --------    --------
INVESTMENT ACTIVITY:
  Net investment income .................................      1,748      13,735      13,144
  Realized gain (loss) on investments ...................       --          --          --
  Change in unrealized gain (loss)
   on investments .......................................       --          --          --
                                                            --------    --------    --------
Reinvested capital gains ................................       --          --          --
  Net increase (decrease) in
   contract owners' equity
   resulting from operations ............................      1,748      13,735      13,144
                                                            --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ......................................     20,319       3,891       4,518
  Transfers between funds ...............................    (16,425)    132,861      46,853
  Surrenders ............................................     (2,479)    (16,148)    (14,950)
  Death benefits (note 4) ...............................       --          --          --
  Policy loans (net of repayments) (note 5) .............     (1,311)    (57,425)       (222)
  Deductions for surrender charges
   (note 2d) ............................................       (106)        998        (567)
  Redemptions to pay cost of insurance
  charges and administration charges
   (notes 2b and 2c) ....................................    (10,015)     (6,387)     (6,123)
                                                            --------    --------    --------
      Net equity transactions ...........................    (10,017)     57,790      29,509
                                                            --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................     (8,269)     71,525      42,653
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................................    800,352     647,040     538,077
                                                            --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................    792,083     718,565     580,730


CHANGES IN UNITS:
  Beginning units .......................................     53,446      44,405      38,841
                                                            --------    --------    --------
  Units purchased .......................................        699       9,465       3,646
  Units redeemed ........................................     (1,368)     (5,479)     (1,553)
                                                            --------    --------    --------
  Ending units ..........................................     52,777      48,391      40,934
                                                            ========    ========    ========

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
           STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,CONTINUED
               SIX MONTH PERIODS ENDED JUNE 30,2002,2001 AND 2000
                                  (UNAUDITED)

                                                          GVITLead                            GVITSmCapVal
                                               --------------------------------   -----------------------------------
                                                 2002        2001       2000         2002         2001         2000
                                               --------    --------   ---------   ---------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    --          --          --          (933)        (586)        (156)
  Realized gain (loss) on investments .....        --          --          --        (2,120)         419          226
  Change in unrealized gain (loss)
    on investments ........................         (15)       --          --       (39,238)      30,285        3,532
  Reinvested capital gains ................        --          --          --         5,432         --           --
                                               --------    --------   ---------   ---------     --------     --------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............         (15)       --          --       (36,859)      30,118        3,602
                                               --------    --------   ---------   ---------     --------     --------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ........................        --          --          --         8,121        3,571        1,116
  Transfers between funds .................         520        --          --        60,013       74,605       14,068
  Surrenders ..............................        --          --          --          (922)        --         (3,253)
  Death benefits (note 4) .................        --          --          --          --           --           --
  Policy loans (net of repayments) (note 5)        --          --          --           587       (1,871)        (115)
  Deductions for surrender charges
   (note 2d) ..............................        --          --          --           (39)        --           (124)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (10)       --          --        (8,254)      (3,548)        (463)
                                               --------    --------   ---------   ---------     --------     --------
  Net equity transactions .................         510        --          --        59,506       72,757       11,229
                                               --------    --------   ---------   ---------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         495        --          --        22,647      102,875       14,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        --          --          --       211,223       82,217       33,948
                                               --------    --------   ---------   ---------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $    495        --          --       233,870      185,092       48,779
                                               ========    ========   =========   =========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................        --          --          --        13,864        6,867        3,128
  Units purchased .........................          52        --          --         4,371        5,411        1,266
  Units redeemed ..........................          (1)       --          --          (653)        (433)        (329)
  Ending units ............................          51        --          --        17,582       11,845        4,065
                                               ========    ========   =========   =========     ========     ========


                                                           GVITSmCOmp
                                                ----------------------------------
                                                   2002        2001        2000
                                                --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................     $   (835)        (624)        (588)
  Realized gain (loss) on investments .....       (4,956)      (2,983)      13,962
  Change in unrealized gain (loss)
    on investments ........................       (3,541)         389       (5,894)
  Reinvested capital gains ................         --           --           --
                                                --------     --------     --------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............       (9,332)      (3,218)       7,480
                                                --------     --------     --------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners ........................       13,971       11,039        8,552
  Transfers between funds .................       (8,316)     (15,926)     130,238
  Surrenders ..............................       (9,012)        --        (17,143)
  Death benefits (note 4) .................         --           --           --
  Policy loans (net of repayments) (note 5)        2,354        3,212      (17,887)
  Deductions for surrender charges
   (note 2d) ..............................         (385)        --           (651)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (6,315)      (6,266)      (3,689)
                                                --------     --------     --------
  Net equity transactions .................       (7,703)      (7,941)      99,420
                                                --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (17,035)     (11,159)     106,900
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      215,772      235,101       70,784
                                                --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     $198,737      223,942      177,684
                                                ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................        9,305        9,383        3,052
  Units purchased .........................          761          660        5,711
  Units redeemed ..........................       (1,071)        (947)      (1,616)
  Ending units ............................        8,995        9,096        7,147
                                                  ======     ========     ========

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
           STATEMENTS OF CHANGES IN CONTRACTOWNERS' EQUITY, CONTINUED
        SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000 (UNAUDITED)

                                                          GVITTotRt                                        NBAMTBal
                                         ------------------------------------------   --------------------------------------------
                                             2002           2001             2000             2002           2001             2000
                                         ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $    (10,255)        (4,624)       (22,929)        21,101         17,395         22,955
  Realized gain (loss) on investments .         5,780         28,203        965,553        (48,586)       (22,855)        31,978
  Change in unrealized gain (loss)
     on investments ...................      (781,204)    (1,274,338)      (504,969)       (98,395)      (549,578)      (129,121)
  Reinvested capital gains ............          --             --             --             --          422,854        238,178
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (785,679)    (1,250,759)       437,655       (125,880)      (132,184)       163,990
                                         ------------   ------------   ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       726,935        764,980        864,813         57,299         64,858         75,460
  Transfers between funds .............      (108,173)      (110,659)    (1,392,637)       (14,450)        (4,056)       (27,070)
  Surrenders ..........................      (234,826)      (433,676)      (495,891)       (39,657)       (38,043)      (122,344)
  Death benefits (note 4) .............       (13,645)        (8,777)      (164,219)        (4,696)        (7,251)          --
  Policy loans (net of repayments)
  (note 5) ............................        82,958        (20,892)      (165,760)        (2,966)        (2,705)        21,300
  Deductions for surrender charges
     (note 2d) ........................       (10,023)        26,801        (18,825)        (1,693)         2,351         (4,644)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ................      (557,456)      (553,289)      (556,138)       (42,935)       (45,100)       (51,003)
                                         ------------   ------------   ------------   ------------   ------------   ------------
       Net equity transactions ........      (114,230)      (335,512)    (1,928,657)       (49,098)       (29,946)      (108,301)
                                         ------------   ------------   ------------   ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (899,909)    (1,586,271)    (1,491,002)      (174,978)      (162,130)        55,689
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ...........................    12,484,896     15,237,051     18,714,700      1,108,809      1,388,661      1,721,608
                                         ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY  END OF PERIOD   $ 11,584,987     13,650,780     17,223,698        933,831      1,226,531      1,777,297
                                         ============   ============   ============   ============   ============   ============


CHANGES IN UNITS:
  Beginning units .....................       418,936        447,240        533,407         51,942         55,909         65,636
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Units purchased .....................        27,628         26,115         27,255          3,632          3,069          2,818
  Units redeemed ......................       (31,378)       (36,609)       (83,825)        (6,112)        (4,463)        (6,783)
                                         ------------   ------------   ------------   ------------   ------------   ------------
  Ending units ........................       415,186        436,746        476,837         49,462         54,515         61,671
                                         ============   ============   ============   ============   ============   ============


                                                                 NBAMTGro
                                                 ---------------------------------------------
                                                   2002             2001             2000
                                                 ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................      $       (636)           (856)         (1,028)
  Realized gain (loss) on investments .....           (20,835)        (21,674)         12,077
  Change in unrealized gain (loss)
     on investments .......................           (13,741)       (121,852)        (10,297)
  Reinvested capital gains ................              --            96,494          19,526
                                                 ------------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........           (35,212)        (47,888)         20,278
                                                 ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................            13,653          16,618           9,129
  Transfers between funds .................                47         (15,736)        207,369
  Surrenders ..............................            (2,292)         (6,185)         (6,182)
  Death benefits (note 4) .................              --              --              --
  Policy loans (net of repayments) (note 5)            (2,950)         (4,821)        (23,740)
  Deductions for surrender charges
     (note 2d) ............................               (98)              8            (235)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................            (7,478)         (8,102)         (6,560)
                                                 ------------    ------------    ------------
       Net equity transactions ............               882         (18,218)        179,781
                                                 ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....           (34,330)        (66,106)        200,059
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ...............................           174,588         272,983         105,211
                                                 ------------    ------------    ------------
CONTRACT OWNERS' EQUITY  END OF PERIOD ....      $    140,258         206,877         305,270
                                                 ============    ============    ============


CHANGES IN UNITS:
  Beginning units .........................             7,625           8,236           2,782
                                                 ------------    ------------    ------------
  Units purchased .........................               716             681           5,130
  Units redeemed ..........................              (682)         (1,204)           (819)
                                                 ------------    ------------    ------------
  Ending units ............................             7,659           7,713           7,093
                                                 ============    ============    ============


                        NATIONWIDE VLI SEPARATE ACCOUNT-3
           STATEMENTS OF CHANGES IN CONTRACTOWNERS' EQUITY, CONTINUED
        SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000 (UNAUDITED)


                                                         NBAMTGuard                           NBAMTLMat
                                                ------------------------------   ------------------------------
                                                  2002       2001       2000       2002        2001     2000
                                                --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ......................  $     83         (9)        35        162        206        273
  Realized gain (loss) on investments ........        (2)         7        149         42         (2)       (36)
  Change in unrealized gain (loss)
     on investments ..........................    (3,306)    (1,037)     1,275       (134)       (57)      (165)
  Reinvested capital gains ...................      --        1,012       --         --         --         --
                                                --------   --------   --------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............    (3,225)       (27)     1,459         70        147         72
                                                --------   --------   --------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................     2,312      1,347        529      1,020      1,020      1,032
  Transfers between funds ....................    (5,078)    12,902     10,871      1,400       --         --
  Surrenders .................................      --         --         --       (2,598)      --         --
  Death benefits (note 4) ....................      --         --         --         --         --         --
  Policy loans (net of repayments) (note 5) ..       (58)       (24)      --        2,458         23         59
  Deductions for surrender charges
     (note 2d) ...............................      --         --         --         (111)      --         --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................    (1,493)      (908)      (263)      (391)      (504)      (311)
                                                --------   --------   --------   --------   --------   --------
       Net equity transactions ...............    (4,317)    13,317     11,137      1,778        539        780
                                                --------   --------   --------   --------   --------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........    (7,542)    13,290     12,596      1,848        686        852
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ..................................    32,812     12,594      1,306      3,420      3,312      4,054
                                                --------   --------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY  END OF PERIOD .......  $ 25,270     25,884     13,902      5,268      3,998      4,906
                                                ========     ======     ======      =====      =====      =====


CHANGES IN UNITS:
  Beginning units ............................     3,152      1,182        123        200        209        271
                                                --------   --------   --------   --------   --------   --------
  Units purchased ............................        56      1,310      1,169        115         69         75
  Units redeemed .............................      (464)       (91)       (25)       (12)       (36)       (23)
                                                --------   --------   --------   --------   --------   --------
  Ending units ...............................     2,744      2,401      1,267        303        242        323
                                                ========   ========   ========   ========   ========   ========
                                                         NBAMTPart
                                               ------------------------------
                                                  2002     2001        2000
                                               -------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................... $     83        (31)       431
  Realized gain (loss) on investments ........   (1,165)      (619)    (1,081)
  Change in unrealized gain (loss)
     on investments ..........................  (10,379)    (4,312)   (20,032)
  Reinvested capital gains ...................     --        3,943     19,026
                                               --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............  (11,461)    (1,019)    (1,656)
                                               --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................    3,746      4,122      5,534
  Transfers between funds ....................      (99)      (287)   (14,085)
  Surrenders .................................   (4,206)      --         (499)
  Death benefits (note 4) ....................     --         --         --
  Policy loans (net of repayments) (note 5) ..    3,112        200     (2,640)
  Deductions for surrender charges
     (note 2d) ...............................     (179)      --          (19)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................   (2,460)    (2,889)    (2,606)
                                               --------   --------   --------
       Net equity transactions ...............      (86)     1,146    (14,315)
                                               --------   --------   --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........  (11,547)       127    (15,971)
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ..................................  111,844    112,250    128,664
                                               --------   --------   --------
CONTRACT OWNERS' EQUITY  END OF PERIOD ....... $100,297    112,377    112,693
                                               ========    =======    =======


CHANGES IN UNITS:
  Beginning units ............................    4,637      4,486      5,137
                                               --------   --------   --------
  Units purchased ............................      196        263        278
  Units redeemed .............................     (203)      (211)      (873)
                                               --------   --------   --------
  Ending units ...............................    4,630      4,538      4,542
                                               ========   ========   ========

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
  STATEMENTS OF CHANGES IN CONTRACTOWNERS' EQUITY, CONTINUED SIX MONTH PERIODS
                 ENDED JUNE 30, 2002, 2001 AND 2000 (UNAUDITED)

                                                              OppBdFd                            OppCapAp
                                                 --------------------------------   ---------------------------------
                                                    2002      2001        2000         2002        2001        2000
                                                 --------    --------   ---------   ---------    --------    --------
INVESTMENT ACTIVITY:
  Net investment income ......................   $    492         763         376         427         649        (629)
  Realized gain (loss) on investments ........         49         (95)        (41)     (8,695)     (4,854)      3,390
  Change in unrealized gain (loss)
     on investments ..........................       (246)       (146)       (260)    (54,331)    (43,782)      1,018
  Reinvested capital gains ...................       --          --          --          --        29,063      11,366
                                                 --------    --------   ---------   ---------    --------    --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............        295         522          75     (62,599)    (18,924)     15,145
                                                 --------    --------   ---------   ---------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................        801       1,100         636      14,041      32,404      11,267
  Transfers between funds ....................      6,323       1,110        --        11,094      31,955     220,611
  Surrenders .................................     (3,729)     (1,471)       --        (4,392)       (664)       (935)
  Death benefits (note 4) ....................       --          --          --          --          --          --
  Policy loans (net of repayments) (note 5) ..       (513)        (40)       (170)        150       2,230     (16,363)
  Deductions for surrender charges
     (note 2d) ...............................       (159)         91        --          (187)         41         (35)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................       (923)       (753)       (308)    (12,279)    (29,697)     (4,916)
                                                 --------    --------   ---------   ---------    --------    --------
       Net equity transactions ...............      1,800          37         158       8,427      36,269     209,629
                                                 --------    --------   ---------   ---------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      2,095         559         233     (54,172)     17,345     224,774
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ..................................     11,585      10,481       4,652     316,448     325,516      85,955
                                                 --------    --------   ---------   ---------    --------    --------
CONTRACT OWNERS' EQUITY  END OF PERIOD           $ 13,680      11,040       4,885     262,276     342,861     310,729
                                                 --------    --------   ---------   ---------    --------    --------


CHANGES IN UNITS:
  Beginning units ............................        582         563         263      20,403      18,201       4,757
                                                 --------    --------   ---------   ---------    --------    --------
  Units purchased ............................        386         120          36       1,594       2,739      12,167
  Units redeemed .............................       (294)       (118)        (27)       (988)       (705)     (1,145)
                                                 --------    --------   ---------   ---------    --------    --------
  Ending units ...............................        674         565         272      21,009      20,235      15,779
                                                 ========    ========   =========   =========    ========    ========
                                                            OppGlSec
                                                --------------------------------
                                                   2002       2001         2000
                                                --------    --------    --------
INVESTMENT ACTIVITY:
  Net investment income ......................  $    184         639        (211)
  Realized gain (loss) on investments ........    (3,688)    (10,553)     47,733
  Change in unrealized gain (loss)
     on investments ..........................   (11,807)    (37,002)    (57,639)
  Reinvested capital gains ...................      --        26,498      33,053
                                                --------    --------    --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............   (15,311)    (20,418)     22,936
                                                  ------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................    16,712      15,476       8,286
  Transfers between funds ....................     7,701     (18,004)     73,582
  Surrenders .................................    (1,562)       --       (72,944)
  Death benefits (note 4) ....................      --          --          --
  Policy loans (net of repayments) (note 5) ..    (1,564)      2,135        (619)
  Deductions for surrender charges
     (note 2d) ...............................       (67)       --        (2,769)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................    (5,375)     (5,044)     (3,357)
                                                --------    --------    --------
       Net equity transactions ...............    15,845      (5,437)      2,179
                                                --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       534     (25,855)     25,115
CONTRACT OWNERS' EQUITY  BEGINNING
  OF PERIOD ..................................   190,629     216,097     189,931
                                                --------    --------    --------
CONTRACT OWNERS' EQUITY  END OF PERIOD          $191,163     190,242     215,046
                                                --------    --------    --------


CHANGES IN UNITS:
  Beginning units ............................     7,188       7,110       6,515
                                                --------    --------    --------
  Units purchased ............................       707         667       2,570
  Units redeemed .............................       (99)       (918)     (2,395)
                                                --------    --------    --------
  Ending units ...............................     7,796       6,859       6,690
                                                ========    ========    ========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                             OppmultStr                               StOpp2
                                                  ----------------------------------     ----------------------------------
                                                    2002         2001         2000         2002         2001         2000
                                                  --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................    $    947        1,116          476         (608)        (295)        (688)
  Realized gain (loss) on investments ........        (203)         776          154       (2,148)       5,439        2,913
  Change in unrealized gain (loss)
     on investments ..........................      (4,270)      (1,122)        (693)     (22,389)      (6,953)       3,778
  Reinvested capital gains ...................         451        1,680          757            -            -            -
                                                  --------     --------     --------     --------     --------     --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............      (3,075)       2,450          694      (25,145)      (1,809)       6,003
                                                  --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................         693      (18,658)         794        8,853        9,985       13,706
  Transfers between funds ....................      16,087           92         (747)       5,242       (6,675)       3,169
  Surrenders .................................        (912)           -            -       (3,744)     (15,636)      (1,254)
  Death benefits (note 4) ....................           -            -            -            -            -            -
  Policy loans (net of repayments) (note 5) ..         423           (4)        (202)         376       (5,794)      (5,780)
  Deductions for surrender charges
     (note 2d) ...............................         (39)           -            -         (160)         966          (48)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (780)        (432)        (337)      (7,505)      (6,347)      (4,870)
                                                  --------     --------     --------     --------     --------     --------
       Net equity transactions ...............      15,472      (19,002)        (492)       3,062      (23,501)       4,923
                                                  --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      12,397      (16,552)         202      (22,083)     (25,310)      10,926
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      33,069       50,741       10,899      159,188      176,517      164,139
                                                  --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........    $ 45,466       34,189       11,101      137,105      151,207      175,065
                                                  ========     ========     ========     ========     ========     ========
CHANGES IN UNITS:
  Beginning units ............................       1,227        1,909          433        3,893        4,133        4,055
                                                  --------     --------     --------     --------     --------     --------
  Units purchased ............................         628           50           30          366          239          409
  Units redeemed .............................         (33)        (733)         (48)        (291)        (827)        (292)
                                                  --------     --------     --------     --------     --------     --------
  Ending units ...............................       1,822        1,226          415        3,968        3,545        4,172
                                                  ========     ========     ========     ========     ========     ========

                                                              StDisc2
                                                 ----------------------------------
                                                   2002         2001         2000
                                                 --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................       (134)          78         (113)
  Realized gain (loss) on investments ........       (141)        (383)         (69)
  Change in unrealized gain (loss)
     on investments ..........................     (1,395)      (2,430)       3,132
  Reinvested capital gains ...................          -        5,513            -
                                                 --------     --------     --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............     (1,670)       2,778        2,950
                                                 --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................      1,246        1,510        2,959
  Transfers between funds ....................          -            -          (56)
  Surrenders .................................          -       (3,579)           -
  Death benefits (note 4) ....................          -            -            -
  Policy loans (net of repayments) (note 5) ..          3            7       (2,294)
  Deductions for surrender charges
     (note 2d) ...............................          -            -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................     (1,173)        (966)        (653)
                                                 --------     --------     --------
       Net equity transactions ...............         76       (3,028)         (44)
                                                 --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........     (1,594)        (250)       2,906
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................     34,007       34,782       26,438
                                                 --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........     32,413       34,532       29,344
                                                 ========     ========     ========
CHANGES IN UNITS:
  Beginning units ............................      1,571        1,659        1,306
                                                 --------     --------     --------
  Units purchased ............................         58           71          142
  Units redeemed .............................        (54)        (223)        (146)
                                                 --------     --------     --------
  Ending units ...............................      1,575        1,507        1,302
                                                 ========     ========     ========




NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              StIntStk2                               DrySRGro
                                                  ----------------------------------     ----------------------------------
                                                    2002        2001          2000         2002         2001         2000
                                                  --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................    $    342          (61)        (297)        (686)      (1,046)      (1,031)
  Realized gain (loss) on investments ........        (656)      (1,117)      36,104       (7,850)      (3,073)      18,772
  Change in unrealized gain (loss)
     on investments ..........................        (575)      (1,778)     (39,702)     (23,739)     (38,925)      (8,043)
  Reinvested capital gains ...................           -          536            -            -            -            -
                                                  --------     --------     --------     --------     --------     --------

     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............        (889)      (2,420)      (3,895)     (32,275)     (43,044)       9,698
                                                  --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       1,814        1,958        2,167       11,935       15,235       10,224
  Transfers between funds ....................           -            -        4,934      (11,661)     (24,475)     203,543
  Surrenders .................................           -            -      (73,859)      (1,537)      (5,732)           -
  Death benefits (note 4) ....................           -            -            -            -            -      (29,129)
  Policy loans (net of repayments) (note 5) ..          10         (662)      (1,079)        (940)      (2,350)      (4,467)
  Deductions for surrender charges
     (note 2d) ...............................           -            -       (2,804)         (66)           -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (674)        (658)      (1,171)      (6,000)      (7,272)      (5,475)
                                                  --------     --------     --------     --------     --------     --------
       Net equity transactions ...............       1,150          638      (71,812)      (8,269)     (24,594)     174,696
                                                  --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........         261       (1,782)     (75,707)     (40,544)     (67,638)     184,394
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      13,648       16,385      102,614      191,499      306,143      179,752
                                                  --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........    $ 13,909       14,603       26,907      150,955      238,505      364,146
                                                  ========     ========     ========     ========     ========     ========


CHANGES IN UNITS:
  Beginning units ............................       1,746        1,619        6,083        7,729        9,490        4,918
                                                  --------     --------     --------     --------     --------     --------
  Units purchased ............................         258          222          221          587          586        5,995
  Units redeemed .............................        (106)        (157)      (4,486)        (935)      (1,433)      (1,159)
                                                  --------     --------     --------     --------     --------     --------
  Ending units ...............................       1,898        1,684        1,818        7,381        8,643        9,754
                                                  ========     ========     ========     ========     ========     ========

                                                              VEWrldBd
                                                  ----------------------------------
                                                    2002         2001         2000
                                                  --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................          (6)          69           73
  Realized gain (loss) on investments ........         (72)          (8)          (5)
  Change in unrealized gain (loss)
     on investments ..........................         382         (199)         (77)
  Reinvested capital gains ...................           -            -            -
                                                  --------     --------     --------

     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............         304         (138)          (9)
                                                  --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................         191          191          205
  Transfers between funds ....................       6,658            -            -
  Surrenders .................................           -            -            -
  Death benefits (note 4) ....................           -            -            -
  Policy loans (net of repayments) (note 5) ..        (538)           -            -
  Deductions for surrender charges
     (note 2d) ...............................           -            -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (173)        (178)        (150)
                                                  --------     --------     --------
       Net equity transactions ...............       6,138           13           55
                                                  --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       6,442         (125)          46
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       1,279        1,797        1,680
                                                  --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........       7,721        1,672        1,726
                                                  ========     ========     ========

CHANGES IN UNITS:
  Beginning units ............................          96          127          120
                                                  --------     --------     --------
  Units purchased ............................         455           14           14
  Units redeemed .............................         (21)         (13)         (10)
                                                  --------     --------     --------
  Ending units ...............................         530          128          124
                                                  ========     ========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              VEWrldEMkt                             VEWrldHAs
                                                  ----------------------------------     ----------------------------------
                                                    2002         2001         2000         2002         2001         2000
                                                  --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................    $    (89)        (126)        (147)           5           32           40
  Realized gain (loss) on investments ........      (1,245)        (924)       4,954            7            2         (161)
  Change in unrealized gain (loss)
     on investments ..........................       3,209          653      (14,607)         103         (217)         324
  Reinvested capital gains ...................           -            -            -            -            -            -
                                                  --------     --------     --------     --------     --------     --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............       1,875         (397)      (9,800)         115         (183)         203
                                                  --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       2,183        2,398        2,034          633          523          587
  Transfers between funds ....................       4,470            7       34,364       12,772            -            -
  Surrenders .................................           -            -            -            -            -          (55)
  Death benefits (note 4) ....................           -            -            -            -            -            -
  Policy loans (net of repayments) (note 5) ..        (822)        (300)         (16)        (569)           -         (211)
  Deductions for surrender charges
     (note 2d) ...............................           -            -            -            -            -           (2)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (1,644)      (1,228)      (1,120)        (462)        (394)        (367)
                                                  --------     --------     --------     --------     --------     --------
       Net equity transactions ...............       4,187          877       35,262       12,374          129          (48)
                                                  --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       6,062          480       25,462       12,489          (54)         155
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      33,074       30,204       25,853        2,936        4,715        5,688
                                                  --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........    $ 39,136       30,684       51,315       15,425        4,661        5,843
                                                  ========     ========     ========     ========     ========     ========


CHANGES IN UNITS:
  Beginning units ............................       5,131        4,564        2,253          204          291          388
                                                  --------     --------     --------     --------     --------     --------
  Units purchased ............................         939          362        2,985          800           33           40
  Units redeemed .............................        (364)        (237)        (112)         (20)         (25)         (43)
                                                  --------     --------     --------     --------     --------     --------
  Ending units ...............................       5,706        4,689        5,126          984          299          385
                                                  ========     ========     ========     ========     ========     ========


                                                               VKEmMkt
                                                  ----------------------------------
                                                    2002         2001         2000
                                                  --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................         (40)          (5)         (43)
  Realized gain (loss) on investments ........           6            -          481
  Change in unrealized gain (loss)
     on investments ..........................        (204)          54          190
  Reinvested capital gains ...................           -            -            -
                                                  --------     --------     --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............        (238)          49          628
                                                  --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       1,908           83           59
  Transfers between funds ....................       6,936          453        7,914
  Surrenders .................................           -            -            -
  Death benefits (note 4) ....................           -            -            -
  Policy loans (net of repayments) (note 5) ..          10           20            -
  Deductions for surrender charges
     (note 2d) ...............................           -            -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................        (183)         (50)        (138)
                                                  --------     --------     --------
       Net equity transactions ...............       8,671          506        7,835
                                                  --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       8,433          555        8,463
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................       4,058          872          717
                                                  --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........      12,491        1,427        9,180
                                                  ========     ========     ========

CHANGES IN UNITS:
  Beginning units ............................         375           88           80
                                                  --------     --------     --------
  Units purchased ............................         799           55          900
  Units redeemed .............................         (17)          (5)         (15)
                                                  --------     --------     --------
  Ending units ...............................       1,157          138          965
                                                  ========     ========     ========


NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              VKUSRealEst
                                                  ----------------------------------
                                                    2002         2001         2000
                                                  --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ......................    $   (268)        (291)         561
  Realized gain (loss) on investments ........         441           31         (404)
  Change in unrealized gain (loss)
     on investments ..........................       6,369        6,731        1,538
  Reinvested capital gains ...................           -            -            -
                                                  --------     --------     --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations .............       6,542        6,471        1,695
                                                  --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       4,270        2,876        1,284
  Transfers between funds ....................       8,003       40,414            -
  Surrenders .................................      (7,221)           -            -
  Death benefits (note 4) ....................           -            -            -
  Policy loans (net of repayments) (note 5) ..       2,295         (753)      (1,330)
  Deductions for surrender charges
     (note 2d) ...............................        (308)           -            -
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (1,859)      (1,931)        (416)
                                                  --------     --------     --------
       Net equity transactions ...............       5,180       40,606         (462)
                                                  --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      11,722       47,077        1,233
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................      64,100       42,529       13,058
                                                  --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ........    $ 75,822       89,606       14,291
                                                  ========     ========     ========
CHANGES IN UNITS:
  Beginning units ............................       3,039        2,197          857
                                                  --------     --------     --------
  Units purchased ............................         559        2,299           90
  Units redeemed .............................        (330)        (196)        (123)
                                                  --------     --------     --------
  Ending units ...............................       3,268        4,300          824
                                                  ========     ========     ========

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS
                           June 30,2002,2001 and 2000
                                  (UNAUDITED)

(1) Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                    American Century VP - American Century VP Balanced Fund -
                     Class I (ACVPBal)
                    American Century VP - American Century VP Capital
                     Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - American Century VP Income & Growth
                     Fund - Class I (ACVPIncGr)
                    American Century VP - American Century VP International Fund
                     - Class I (ACVPInt)
                    American Century VP - American Century VP Ultra Fund - Class
                     I (ACVPUltra)
                    American Century VP - American Century VP Value Fund - Class
                     I (ACVPVal)

               Portfolios of the Credit Suisse Trust;

                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                     (CSIntEq)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Dreyfus Stock Index Fund (DryStkIx)

               Dreyfus Investment Portfolio (Dreyfus IP);
                    * Dreyfus IP - Small Cap Stock Index Portfolio - Service
                     Class

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
                    Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

               Portfolios of Federated Insurance Series (IS);
                    * Federated Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);

                    Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
                     (FidVIPEI)
                    Fidelity(R) VIP - Growth Portfolio:Initial Class
                     (FidVIPGr)
                    Fidelity(R) VIP - High Income Portfolio:Initial Class
                     (FidVIPHI)
                    Fidelity(R) VIP - Overseas Portfolio:Initial Class
                     (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity VIP II);

                    Fidelity(R) VIP II - Asset Manager Portfolio:Initial Class
                     (FidVIPAM)

                    Fidelity(R) VIP II - Contrafund Portfolio:Initial Class
                     (FidVIPCon)

               Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity VIP III);

                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                     Initial Class (FidVIPGrOp)

                    * Fidelity(R) VIP III - Value Strategies Portfolio:Service
                     Class (FidVIPValSt)

     Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly
      Nationwide(R) SAT);
        * Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin) Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
          Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
          Gartmore GVIT Growth Fund - Class I
           (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
        * Gartmore GVIT ID Conservative Fund (GVITIDCon)
        * Gartmore GVIT ID Moderate Fund (GVITIDMod)
          Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
        * Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
          Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
          Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
          Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        * Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)

     Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
          Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
          Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
          Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
          Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

     Funds of the Oppenheimer Variable Account Funds;
          Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
          Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

     Strong Opportunity Fund II, Inc.(StOpp2)

     Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
          Strong VIF - Strong Discovery Fund II (StDisc2)
          Strong VIF - Strong International Stock Fund II (StIntStk2)

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

     Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

     Funds of the Van Kampen Universal Institutional Funds (Van Kampen UIF);
          Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
          Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)

At June 30, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

     (a) Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

     (3)  ASSET CHARGES

          The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

     (4)  DEATH BENEFITS

          Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

     (5)  POLICY LOANS (NET OF REPAYMENTS)

          Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

          At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     (6)  RELATED PARTY TRANSACTIONS

          The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
     Flexible Premium Contracts - Policy Years 11 and thereafter
        American Century VP - Income & Growth Fund - Class I
           2002..........................      0.50%        778         $  9.077040       $7,062           0.98%    -0.09%  5/17/02

        American Century VP - Value Fund - Class I
           2002..........................      0.50%      2,838            9.328873       26,475           0.77%    -0.07%  5/17/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002..........................      0.50%      1,416            9.130972       12,929           1.55%    -0.09%  5/17/02

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002..........................      0.50%      2,705            8.583684       23,219           0.23%    -0.14%  5/17/02

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002..........................      0.50%        789            9.508408        7,502          10.82%    -0.05%  5/17/02

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002..........................      0.50%        330            9.321016        3,076           0.69%    -0.07%  5/17/02

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2002..........................      0.50%        108            9.358175        1,011           4.77%    -0.06%  5/17/02

        Gartmore GVIT Growth Fund - Class I
        (formerly Nationwide(R) SAT Capital Appreciation Fund)
           2002..........................      0.50%        575            8.726227        5,018           0.00%    -0.13%  5/17/02

        Gartmore GVIT Total Return Fund - Class I
           2002..........................      0.50%        868            9.115430        7,912           0.31%    -0.09%  5/17/02

     Flexible Premium Contracts - Policy Years 1-10

        American Century VP - Advantage
           2000..........................      0.80%     20,736           21.834787      452,766           0.00%     3.72%
           1999..........................      0.80%     24,599           19.111682      470,128           0.00%     3.35%
           1998..........................      0.80%     26,225           17.496545      458,847           0.00%    10.00%

        American Century VP - Balanced Fund - Class I
           2002..........................      0.80%     17,626           18.226523      321,261           2.62%    -0.07%
           2001..........................      0.80%     17,881           19.959158      356,890           2.81%    -2.03%
           2000..........................      0.80%        983           21.269538       20,908           0.10%     0.83%
           1999..........................      0.80%        964           20.037687       19,316           0.07%     3.71%
           1998..........................      0.80%        952           19.165966       18,246           0.08%    13.93%

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        American Century VP - Capital Appreciation Fund - Class I
           2002..........................      0.80%      5,789           16.101158       93,210           0.00%    -0.10%
           2001..........................      0.80%      5,982           21.528185      128,782           0.00%   -14.60%
           2000..........................      0.80%      7,332           27.248563      199,786           0.00%    16.93%
           1999..........................      0.80%      3,528           16.507627       58,239           0.00%    15.62%
           1998..........................      0.80%      4,036           14.780622       59,655           0.00%     0.48%

        American Century VP - Income & Growth Fund - Class I
           2002..........................      0.80%      3,639            9.160073       33,334           0.98%    -0.11%
           2001..........................      0.80%      4,527           10.804620       48,913           0.85%    -4.20%
           2000..........................      0.80%      2,946           12.214588       35,984           0.48%    -3.96%
           1999..........................      0.80%      1,313           11.875525       15,593           0.02%     9.32%

        American Century VP - International Fund - Class I
           2002..........................      0.80%      4,318           14.800223       63,907           0.71%    -0.05%
           2001..........................      0.80%      3,982           17.608849       70,118           0.08%   -20.46%
           2000..........................      0.80%      3,518           25.117659       88,364           0.10%    -6.39%
           1999..........................      0.80%      1,444           17.628910       25,456           0.00%     6.92%
           1998..........................      0.80%      1,879           17.466243       32,819           0.53%    24.81%

        American Century VP - Ultra Fund - Class I
           2002..........................      0.80%         14            9.115016          128           0.00%    -0.09%  5/1/02

        American Century VP - Value Fund - Class I
           2002..........................      0.80%      5,976           16.291245       97,356           0.77%    -0.04%
           2001..........................      0.80%      5,307           16.240238       86,187           0.97%     6.78%
           2000..........................      0.80%        641           12.407385        7,953           1.27%    -4.38%
           1999..........................      0.80%        543           14.867552        8,073           0.96%    12.70%
           1998..........................      0.80%        445           13.383185        5,956           0.02%     5.48%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002..........................      0.80%      1,217            9.541324       11,612           0.00%    -0.14%
           2001..........................      0.80%      1,060           12.612769       13,370           0.00%   -19.92%
           2000..........................      0.80%        966           20.481233       19,785           0.00%     4.57%
           1999..........................      0.80%         84           13.559677        1,139           0.00%    12.29%
           1998..........................      0.80%         80           12.886267        1,031           0.00%    12.75%

        Credit Suisse Trust - International Focus Portfolio
           2002..........................      0.80%      3,107            9.996529       31,059           0.00%    -0.02%
           2001..........................      0.80%      2,900           11.070894       32,106           0.00%   -16.27%
           2000..........................      0.80%      2,695           16.348137       44,058           0.00%    -9.11%
           1999..........................      0.80%      1,915           12.583549       24,097           0.00%     6.49%
           1998..........................      0.80%      2,270           12.754223       28,952           0.00%    12.80%

                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        Credit Suisse Trust - Small Cap Growth Portfolio
           2002..........................      0.80%      4,762           13.785369       65,646           0.00%    -0.22%
           2001..........................      0.80%      4,810           18.266351       87,861           0.00%   -13.89%
           2000..........................      0.80%      6,205           26.635120      165,271           0.00%     2.00%
           1999..........................      0.80%      1,489           16.552974       24,647           0.00%     6.32%
           1998..........................      0.80%      2,460           16.861654       41,480           0.00%     4.38%

        Dreyfus Stock Index Fund
           2002..........................      0.80%     21,674           22.751285      493,111           0.61%    -0.14%
           2001..........................      0.80%     20,991           28.068843      589,193           0.50%    -7.21%
           2000..........................      0.80%     22,858           33.292046      760,990           0.48%    -0.94%
           1999..........................      0.80%     16,987           31.377050      533,002           0.57%    11.70%
           1998..........................      0.80%     15,301           25.849746      395,527           0.67%    17.04%

        Dreyfus VIF - Appreciation Portfolio
           2002..........................      0.80%      5,578           11.768590       65,645           0.01%    -0.09%
           2001..........................      0.80%      3,790           13.428340       50,893           0.01%    -6.63%
           2000..........................      0.80%      3,970           14.939512       59,310           0.00%     2.38%
           1999..........................      0.80%     16,953           14.132362      239,586           0.01%     7.09%
           1998..........................      0.80%        734           12.285237        9,017           0.01%    20.25%

        Dreyfus VIF - Growth and Income Portfolio
           2002..........................      0.80%      2,339           11.145653       26,070           0.25%    -0.16%
           2001..........................      0.80%      1,206           14.057896       16,954           0.22%    -0.56%
           2000..........................      0.80%      1,108           14.620238       16,199           0.30%    -1.28%
           1999..........................      0.80%        659           14.132230        9,313           0.44%    10.65%
           1998..........................      0.80%        497           12.213307        6,070           0.59%     6.07%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002..........................      0.80%     10,149           35.443061      359,712           1.55%    -0.07%
           2001..........................      0.80%      9,948           39.693047      394,866           1.69%    -1.30%
           2000..........................      0.80%     10,314           36.245575      373,837           1.69%    -3.06%
           1999..........................      0.80%     10,645           39.787906      423,542           1.50%    12.25%
           1998..........................      0.80%     16,414           35.237987      578,396           1.28%    10.09%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002..........................      0.80%     24,318           32.436262      788,785           0.23%    -0.20%
           2001..........................      0.80%     26,617           44.431230    1,182,626           0.08%   -10.00%
           2000..........................      0.80%     29,420           58.522458    1,721,731           0.08%     4.69%
           1999..........................      0.80%     17,833           46.724607      833,240           0.16%    13.97%
           1998..........................      0.80%     14,602           35.155247      513,337           0.46%    18.66%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002..........................      0.80%      2,199           17.979964       39,538          10.82%    -0.05%
           2001..........................      0.80%      2,770           19.935654       55,222          12.09%    -7.56%
           2000..........................      0.80%      2,815           26.574602       74,808           7.30%    -5.22%
           1999..........................      0.80%      1,748           28.102779       49,124           8.81%     7.54%
           1998..........................      0.80%      2,051           28.742182       58,950           7.60%     4.38%

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002..........................      0.80%      2,954           16.359879       48,327           0.69%    -0.03%
           2001..........................      0.80%      2,272           18.996016       43,159           4.82%   -11.81%
           2000..........................      0.80%      2,160           25.378931       54,818           1.33%    -5.44%
           1999..........................      0.80%      1,079           20.427325       22,041           1.58%     7.69%
           1998..........................      0.80%      1,040           19.587603       20,371           1.75%    15.50%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2002..........................      0.80%      2,039           22.640014       46,163           4.77%    -0.09%
           2001..........................      0.80%      3,290           25.043415       82,393           4.15%    -3.95%
           2000..........................      0.80%      3,409           27.059327       92,245           3.20%    -1.08%
           1999..........................      0.80%      4,064           26.023875      105,761           3.13%     4.84%
           1998..........................      0.80%      5,201           23.672944      123,123           3.27%     8.85%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002..........................      0.80%     30,760           20.835755      640,908           0.80%    -0.01%
           2001..........................      0.80%     31,305           21.726199      680,139           0.80%   -10.29%
           2000..........................      0.80%     31,626           25.698199      812,731           0.32%    -1.70%
           1999..........................      0.80%     25,663           23.503049      603,159           0.44%    10.81%
           1998..........................      0.80%     21,544           19.125611      412,042           0.64%    16.27%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002..........................      0.80%      1,137            8.458687        9,618           0.97%    -0.14%
           2001..........................      0.80%      1,335           10.476643       13,986           0.40%    -9.13%
           2000..........................      0.80%      1,488           13.447601       20,010           1.00%    -4.03%
           1999..........................      0.80%        839           14.367127       12,054           0.92%     6.06%
           1998..........................      0.80%        261           12.150728        3,171           0.46%    10.88%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002..........................      0.80%        221            8.878693        1,962           0.00%    -0.11%  5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002..........................      0.80%     87,745           21.592689    1,894,650           2.27%     0.04%
           2001..........................      0.80%     86,264           19.952103    1,721,148           2.50%     2.02%
           2000..........................      0.80%     86,067           18.150229    1,562,136           2.94%     3.62%
           1999..........................      0.80%    104,364           17.618074    1,838,693           2.63%    -2.56%
           1998..........................      0.80%    104,802           17.335612    1,816,807           2.93%     3.58%

        Gartmore GVIT Growth Fund - Class I
         (formerly Nationwide(R) SAT Capital Appreciation Fund)
           2002..........................      0.80%    209,392           14.046556    2,941,236           0.00%    -0.17%
           2001..........................      0.80%    208,036           18.711696    3,892,706           0.00%   -21.64%
           2000..........................      0.80%    218,628           32.877948    7,188,040           0.16%     0.36%
           1999..........................      0.80%    252,606           35.307745    8,918,948           0.28%    11.49%
           1998..........................      0.80%    253,842           29.181890    7,407,589           0.45%    18.80%

        Gartmore GVIT ID Aggressive Fund
           2002..........................      0.80%        196            9.464596        1,855           0.52%    -0.05%  1/25/02

                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        Gartmore GVIT ID Moderately Aggressive Fund
           2002..........................      0.80%      3,722            9.563890       35,597           0.74%    -0.04%  1/25/02

        Gartmore GVIT Money Market Fund - Class I
           2002..........................      0.80%     52,777           15.008113      792,083           0.62%     0.00%
           2001..........................      0.80%     48,391           14.849147      718,565           2.20%     1.91%
           2000..........................      0.80%     40,934           14.186996      580,730           2.70%     2.41%
           1999..........................      0.80%      5,694           13.571142       77,274           1.47%     1.89%
           1998..........................      0.80%     25,675           13.036881      334,722           2.58%     2.22%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002..........................      0.80%         51            9.702946          495           0.00%    -0.03%  5/1/02

        Gartmore GVIT Small Cap Value Fund - Class I
           2002..........................      0.80%     17,582           13.301699      233,870           0.00%    -0.13%
           2001..........................      0.80%     11,845           15.626161      185,092           0.00%    30.51%
           2000..........................      0.80%      4,065           11.999870       48,779           0.00%    10.57%

        Gartmore GVIT Small Company Fund - Class I
           2002..........................      0.80%      8,995           22.094179      198,737           0.00%    -0.05%
           2001..........................      0.80%      9,096           24.619785      223,942           0.11%    -1.74%
           2000..........................      0.80%      7,147           24.861403      177,684           0.03%     7.20%
           1999..........................      0.80%      1,880           17.400870       32,714           0.00%     7.19%
           1998..........................      0.80%      4,036           17.123187       69,109           0.00%     5.70%

        Gartmore GVIT Total Return Fund - Class I
           2002..........................      0.80%    414,765           27.912371   11,577,075           0.31%    -0.06%
           2001..........................      0.80%    436,746           31.255650   13,650,780           0.37%    -8.26%
           2000..........................      0.80%    476,837           36.120724   17,223,698           0.26%     2.95%
           1999..........................      0.80%    561,928           36.480415   20,499,367           0.39%    10.31%
           1998..........................      0.80%    579,618           32.274487   18,706,874           0.55%    14.31%

        Neuberger Berman AMT - Balanced Portfolio
           2002..........................      0.80%     49,462           18.879762      933,831           2.43%    -0.12%
           2001..........................      0.80%     54,515           22.498967    1,226,531           1.79%    -9.42%
           2000..........................      0.80%     61,671           28.819009    1,777,297           1.65%     9.87%
           1999..........................      0.80%     70,555           20.145573    1,421,371           1.67%     1.77%
           1998..........................      0.80%     77,163           19.596034    1,512,089           2.25%    10.16%

        Neuberger Berman AMT - Growth Portfolio
           2002..........................      0.80%      7,659           18.312808      140,258           0.00%    -0.20%
           2001..........................      0.80%      7,713           26.821840      206,877           0.00%   -19.08%
           2000..........................      0.80%      7,093           43.038224      305,270           0.00%    13.80%
           1999..........................      0.80%      2,239           26.010144       58,237           0.00%     2.61%
           1998..........................      0.80%      2,643           25.479039       67,341           0.00%    15.20%

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        Neuberger Berman AMT - Guardian Portfolio
           2002..........................      0.80%      2,744            9.209055       25,270           0.68%    -0.12%
           2001..........................      0.80%      2,401           10.780683       25,884           0.32%     1.18%
           2000..........................      0.80%      1,267           10.972407       13,902           0.85%     3.32%
           1999..........................      0.80%        113           10.877878        1,229           0.00%    16.79%
           1998..........................      0.80%        739           14.650523       10,827           0.00%     2.10%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002..........................      0.80%        303           17.385988        5,268           4.26%     0.02%
           2001..........................      0.80%        242           16.521105        3,998           5.92%     4.25%
           2000..........................      0.80%        323           15.187538        4,906           6.48%     1.52%
           1999..........................      0.80%        249           14.850110        3,698           3.65%    -0.07%

        Neuberger Berman AMT - Partners Portfolio
           2002..........................      0.80%      4,630           21.662321      100,297           0.47%    -0.10%
           2001..........................      0.80%      4,538           24.763505      112,377           0.37%    -1.03%
           2000..........................      0.80%      4,542           24.811256      112,693           0.75%    -0.94%
           1999..........................      0.80%      5,540           26.530639      146,980           1.12%    12.83%
           1998..........................      0.80%      6,777           24.008666      162,707           0.35%     5.55%

        Oppenheimer Bond Fund/VA - Initial Class
           2002..........................      0.80%        674           20.297202       13,680           4.43%     0.02%
           2001..........................      0.80%        565           19.539865       11,040           7.43%     4.96%
           2000..........................      0.80%        272           17.959057        4,885           8.16%     1.54%
           1999..........................      0.80%        644           17.727061       11,416           4.72%    -2.08%
           1998..........................      0.80%        225           17.689611        3,980           1.72%     3.53%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002..........................      0.80%     21,009           12.483988      262,276           0.55%    -0.20%
           2001..........................      0.80%     20,235           16.943942      342,861           0.59%    -5.26%
           2000..........................      0.80%     15,779           19.692541      310,729           0.10%     8.98%
           1999..........................      0.80%      1,580           14.833265       23,437           0.29%    15.36%
           1998..........................      0.80%        371           12.184646        4,521           0.81%    16.57%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002..........................      0.80%      7,796           24.520597      191,163           0.49%    -0.08%
           2001..........................      0.80%      6,859           27.736138      190,242           0.73%    -8.74%
           2000..........................      0.80%      6,690           32.144397      215,046           0.30%    10.26%
           1999..........................      0.80%      3,243           21.017527       68,160           1.08%    13.35%
           1998..........................      0.80%      3,646           18.305105       66,740           1.97%    11.75%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002..........................      0.80%      1,821           24.967418       45,466           3.04%    -0.07%
           2001..........................      0.80%      1,226           27.886972       34,189           3.73%     4.92%
           2000..........................      0.80%        415           26.750095       11,101           4.63%     6.27%
           1999..........................      0.80%        412           24.520578       10,102           3.36%     8.04%
           1998..........................      0.80%        372           22.881279        8,512           0.90%     6.67%

                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    -----         ----------     --------------   ----------  ----------
        Strong Opportunity Fund II, Inc.
           2002..........................      0.80%      3,968           34.552780      137,105           0.00%    -0.16%
           2001..........................      0.80%      3,545           42.653716      151,207           0.23%    -0.36%
           2000..........................      0.80%      4,172           41.961900      175,065           0.00%     3.67%
           1999..........................      0.80%      4,412           36.059910      159,096           0.00%    19.22%
           1998..........................      0.80%      4,543           30.333638      137,806           0.03%    12.97%

        Strong VIF - Strong Discovery Fund II
           2002..........................      0.80%      1,575           20.579978       32,413           0.00%    -0.05%
           2001..........................      0.80%      1,507           22.914443       34,532           0.63%     9.30%
           2000..........................      0.80%      1,302           22.537617       29,344           0.00%    11.33%
           1999..........................      0.80%      1,254           18.289393       22,935           0.00%    -5.81%
           1998..........................      0.80%      1,436           19.573146       28,107           0.00%     7.26%

        Strong VIF - Strong International Stock Fund II
           2002..........................      0.80%      1,899            7.324360       13,909           2.88%    -0.06%
           2001..........................      0.80%      1,684            8.671573       14,603           0.00%   -14.32%
           2000..........................      0.80%      1,818           14.800344       26,907           0.00%   -12.26%
           1999..........................      0.80%        774           10.066830        7,792           0.31%    10.83%
           1998..........................      0.80%      1,350           10.231122       13,812           1.13%     6.40%

        The Dreyfus Socially Responsible Growth Fund, Inc.
           2002..........................      0.80%      7,381           20.451852      150,955           0.01%    -0.17%
           2001..........................      0.80%      8,643           27.595119      238,505           0.01%   -14.46%
           2000..........................      0.80%      9,754           37.333022      364,146           0.01%     2.14%
           1999..........................      0.80%      3,336           31.815264      106,136           0.00%    12.33%
           1998..........................      0.80%      2,329           26.020390       60,601           0.00%    17.91%

        Van Eck WIT - Worldwide Bond Fund
           2002..........................      0.80%        530           14.567433        7,721           0.00%     0.09%
           2001..........................      0.80%        128           13.065112        1,672           4.46%    -7.68%
           2000..........................      0.80%        124           13.920782        1,726           4.66%    -0.59%
           1999..........................      0.80%        118           14.178734        1,673           3.93%    -7.41%
           1998..........................      0.80%        116           14.098956        1,635           0.94%     2.98%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002..........................      0.80%      5,706            6.858743       39,136           0.16%     0.06%
           2001..........................      0.80%      4,689            6.543823       30,684           0.00%    -1.12%
           2000..........................      0.80%      5,126           10.010672       51,315           0.00%   -12.76%
           1999..........................      0.80%      1,023            8.394502        8,588           0.00%    45.35%
           1998..........................      0.80%        633            6.800411        4,305           0.75%   -23.06%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002..........................      0.80%        984           15.676159       15,425           0.39%     0.09%
           2001..........................      0.80%        299           15.588342        4,661           1.09%    -3.79%
           2000..........................      0.80%        385           15.175466        5,843           1.08%     3.51%
           1999..........................      0.80%        372           14.384048        5,351           1.51%    17.77%
           1998..........................      0.80%        429           15.394993        6,604           0.49%   -13.68%

                                             Contract                                                   Investment
                                             Expense                      Unit            Contract        Income    Total
                                              Rate*       Units         Fair Value     Owners' Equity     Ratio**   Return***
                                             ---------    ---                          --------------   ----------  ----------
        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002..........................      0.80%      1,157           10.795827       12,491           0.00%     0.00%
           2001..........................      0.80%        138           10.341124        1,427           0.00%     4.36%
           2000..........................      0.80%        965            9.513376        9,180           0.00%     6.09%
           1999..........................      0.80%         75            7.860506          590           0.00%    12.50%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002..........................      0.80%      3,268           23.201445       75,822           0.00%     0.10%
           2001..........................      0.80%      4,300           20.838647       89,606           0.00%     7.65%
           2000..........................      0.80%        824           17.343368       14,291           4.56%    13.82%
           1999..........................      0.80%      1,067           17.178756       18,330           6.80%     8.07%
           1998..........................      0.80%      1,779           17.177811       30,559           0.15%    -5.25%
                                                                                      ----------
        Contract Owners' Equity Total By Year
           2002.............................................................         $23,209,640
                                                                                     ===========
           2001.............................................................         $27,046,787
                                                                                     ===========
           2000.............................................................         $35,236,267
                                                                                     ===========
           1999.............................................................         $36,919,627
                                                                                     ===========
           1998.............................................................         $33,222,237
                                                                                     ===========





  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.








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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220

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